UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22704

CAMBRIA ETF TRUST

(Exact name of registrant as specified in charter)

3300 Highland Ave

Manhattan Beach, CA 90266

(Address of principal executive offices) (Zip code)

Corporation Service Company 2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2022

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Global Value ETF (GVAL)

Cambria Global Momentum ETF (GMOM)

Cambria Global Asset Allocation ETF (GAA)

Cambria Value and Momentum ETF (VAMO)

Cambria Global Tail Risk ETF (FAIL)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Tail Risk ETF (TAIL)

Cambria Trinity ETF (TRTY)

Cambria Cannabis ETF (TOKE)

Cambria Global Real Estate ETF (BLDG)

Semi-Annual Report

October 31, 2022

Cambria Investment Management
Table of Contents

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website at www.sec.gov.

A description of the policies and procedures that Cambria Investment Management L.P., the Funds’ investment advisor, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (855)-383-4636; and (ii) on the Commission’s website at www.sec.gov.

Cambria Shareholder Yield ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Sector Weightings
Cambria Shareholder Yield ETF
Consumer Discretionary	26.31%
Financials	22.94%
Materials	19.10%
Energy	13.80%
Health Care	6.37%
Industrials	4.93%
Information Technology	4.77%
Consumer Staples	1.15%
Communication Services	0.63%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Shareholder Yield ETF	Shares	Value
Common Stocks (99.34%)

Communication Services (0.63%)
Lumen Technologies, Inc.	525,620	$3,868,563

Consumer Discretionary (26.13%)
Abercrombie & Fitch Co., Class A(a)	208,939	3,673,148
Adtalem Global Education, Inc.(a)	148,719	6,201,582
Advance Auto Parts, Inc.	34,850	6,618,712
AutoNation, Inc.(a)	66,215	7,039,317
Bed Bath & Beyond, Inc.(a)(b)	655,994	2,997,893
Big 5 Sporting Goods Corp.(b)	359,351	4,632,034
Big Lots, Inc.(b)	249,297	4,704,234
Caleres, Inc.	222,220	6,073,273
Citi Trends, Inc.(a)	223,192	5,046,371
Dick's Sporting Goods, Inc.(b)	52,070	5,923,483
Dillard's, Inc., Class A(b)	30,757	10,112,594
Ethan Allen Interiors, Inc.	218,120	5,581,691
Foot Locker, Inc.	150,470	4,769,899
Grand Canyon Education, Inc.(a)	64,985	6,539,441
Haverty Furniture Cos., Inc.	169,125	4,495,343
Hibbett, Inc.	91,271	5,697,136
LKQ Corp.	110,364	6,140,653
Macy's, Inc.	266,295	5,552,251
ODP Corp.(a)	125,255	4,956,340
Oxford Industries, Inc.	58,028	5,903,188
Penske Automotive Group, Inc.	76,055	8,489,259
PulteGroup, Inc.	129,355	5,172,906
Smith & Wesson Brands, Inc.	378,635	4,274,789
Sturm Ruger & Co., Inc.	82,410	4,625,673

	Shares	Value
Consumer Discretionary (continued)
Tapestry, Inc.	157,030	$4,974,710
Toll Brothers, Inc.	173,225	7,462,533
Tri Pointe Homes, Inc.(a)	268,550	4,498,213
Whirlpool Corp.	36,080	4,987,699
Zumiez, Inc.(a)	191,378	4,292,609
		161,436,974

Consumer Staples (1.14%)
Sprouts Farmers Market, Inc.(a)	239,235	7,057,433

Energy (13.71%)
APA Corp.	139,195	6,327,805
California Resources Corp.	127,920	5,770,471
Chord Energy Corp.	59,568	9,119,265
CNX Resources Corp.(a)	359,160	6,037,480
CVR Energy, Inc.	297,865	11,634,607
Diamondback Energy, Inc.	48,995	7,697,604
Exxon Mobil Corp.	69,085	7,655,309
Marathon Oil Corp.	227,345	6,922,655
Marathon Petroleum Corp.	56,607	6,431,687
Pioneer Natural Resources Co.	25,152	6,449,224
Valero Energy Corp.	84,665	10,629,691
		84,675,798
Financials (22.79%)
Aflac, Inc.	100,040	6,513,604
Allstate Corp.	46,330	5,849,162
Ally Financial, Inc.	152,339	4,198,463
American Financial Group, Inc.	44,280	6,425,471
Ameriprise Financial, Inc.	24,805	7,667,722
Assured Guaranty, Ltd.	123,205	7,292,504
Cathay General Bancorp	150,880	6,880,128
Comerica, Inc.	86,715	6,113,407
Discover Financial Services	51,455	5,374,989
Encore Capital Group, Inc.(a)	100,450	5,114,914
Federated Hermes, Inc.	179,990	6,254,653
Hilltop Holdings, Inc.	183,065	5,299,732
Hope Bancorp, Inc.	408,360	5,541,445
Lincoln National Corp.	86,100	4,638,207
Loews Corp.	101,065	5,762,726
MetLife, Inc.	85,690	6,273,365
Mr Cooper Group, Inc.(a)	120,335	4,752,029
Northwest Bancshares, Inc.	383,673	5,778,115
Principal Financial Group, Inc.	90,405	7,967,393
Regions Financial Corp.	258,076	5,664,768
SLM Corp.	325,950	5,407,511
Synchrony Financial	126,895	4,512,386

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	1

Cambria Shareholder Yield ETF	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares	Value
Financials (continued)
Voya Financial, Inc.	83,025	$5,675,589
Zions Bancorp NA	112,340	5,834,940
		140,793,223
Health Care (6.33%)
Allscripts Healthcare Solutions, Inc.(a)	256,455	3,769,889
AMN Healthcare Services, Inc.(a)	51,532	6,467,266
Cigna Corp.	23,370	7,549,912
McKesson Corp.	27,470	10,695,994
Quest Diagnostics, Inc.	37,128	5,333,437
Universal Health Services, Inc., Class B	45,715	5,296,997
		39,113,495
Industrials (4.89%)
Boise Cascade Co.	95,940	6,405,914
Crane Holdings Co.	51,308	5,148,245
ManpowerGroup, Inc.	67,482	5,286,540
Matson, Inc.	79,950	5,882,721
Veritiv Corp.(a)	64,668	7,518,301
		30,241,721
Information Technology (4.74%)
Arrow Electronics, Inc.(a)	48,175	4,878,200
DXC Technology Co.(a)	172,610	4,962,537
HP, Inc.	198,030	5,469,589
Sanmina Corp.(a)	115,650	6,482,183
Western Union Co.	284,958	3,849,783
Xerox Holdings Corp.	247,435	3,619,974
		29,262,266
Materials (18.98%)
Alpha Metallurgical Resources, Inc.	42,803	7,227,287
CF Industries Holdings, Inc.	54,374	5,777,781
Dow, Inc.	113,775	5,317,843
DuPont de Nemours, Inc.	85,690	4,901,468
Greif, Inc., Class A	91,430	6,053,580
Huntsman Corp.	193,110	5,167,624
International Paper Co.	132,291	4,446,301
Louisiana-Pacific Corp.	146,165	8,280,247
LyondellBasell Industries NV, Class A	58,425	4,466,591
Mosaic Co.	184,295	9,905,856
Nucor Corp.	82,000	10,773,160
Olin Corp.	107,010	5,666,180
Reliance Steel & Aluminum Co.	36,285	7,310,702
Resolute Forest Products, Inc.(a)	313,480	6,523,519
Ryerson Holding Corp.	276,135	9,264,329

	Shares	Value
Materials (continued)
Steel Dynamics, Inc.	124,640	$11,722,392
Worthington Industries, Inc.	93,070	4,426,409
		117,231,269

Total Common Stocks
(Cost $626,730,058)		613,680,742

	Shares	Value
Short-Term Investment (2.87%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(c)(d)	17,734,232	$17,734,232
Total Short-Term Investment
(Cost $17,734,232)		17,734,232
Total Investments (102.21%)
(Cost $644,464,290)		$631,414,974
Liabilities Less Other Assets (-2.21%)		(13,635,194)
Net Assets (100.00%)		$617,779,780

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at October 31, 2022. The total value of securities on loan at October 31, 2022 was $17,412,667.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2022 was $17,734,232.
(d)	Rate shown is the 7-day effective yield as of October 31, 2022.

As of October 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
2	www.cambriafunds.com

Cambria Foreign Shareholder Yield ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Sector Weightings
Cambria Foreign Shareholder Yield ETF
Financials	20.88%
Materials	20.84%
Industrials	16.79%
Energy	15.08%
Consumer Discretionary	7.56%
Consumer Staples	6.78%
Communication Services	5.63%
Information Technology	5.17%
Real Estate	1.27%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Foreign Shareholder Yield ETF	Shares	Value
Common Stocks (98.17%)

Australia (8.28%)
CSR, Ltd.	238,350	$705,895
Downer EDI, Ltd.	216,450	621,652
Fortescue Metals Group, Ltd.	88,950	836,387
GrainCorp, Ltd., Class A	176,325	944,024
Mineral Resources, Ltd.	27,600	1,291,066
Super Retail Group, Ltd.	117,825	774,773
Whitehaven Coal, Ltd.	133,050	768,504
Yancoal Australia, Ltd.(a)	209,400	691,147
		6,633,448
Canada (14.12%)
Canadian Natural Resources, Ltd.	15,000	899,659
Corus Entertainment, Inc., Class B	360,000	568,136
Crescent Point Energy Corp.	127,500	996,715
Great-West Lifeco, Inc.	26,261	607,973
Home Capital Group, Inc.	37,500	725,034
Imperial Oil, Ltd.	30,000	1,631,960
Interfor Corp.	30,000	532,903
Labrador Iron Ore Royalty Corp.(a)	43,812	908,174
Mullen Group, Ltd.	97,500	979,759
Stelco Holdings, Inc.	37,500	944,416
Suncor Energy, Inc.	30,000	1,031,893
West Fraser Timber Co., Ltd.	7,500	563,126
Whitecap Resources, Inc.	120,000	930,157
		11,319,905

	Shares	Value
Denmark (2.52%)
D/S Norden A/S	18,000	$933,650
Scandinavian Tobacco Group A/S, Class A(b)	64,875	1,087,522
		2,021,172
Finland (1.15%)
Sampo Oyj(c)	20,100	919,298

France (5.81%)
AXA SA	37,125	917,219
Carrefour SA	54,600	878,713
Coface SA	70,200	781,858
Metropole Television SA	44,250	457,854
Nexity SA	32,400	649,351
TotalEnergies SE	17,775	967,894
		4,652,889
Germany (1.72%)
DWS Group GmbH & Co. KGaA(b)	20,175	546,299
Freenet AG	42,300	832,297
		1,378,596
Great Britain (12.67%)
abrdn PLC	413,850	754,620
Anglo American PLC	18,375	549,676
Aviva PLC	144,606	693,354
Balfour Beatty PLC	224,325	768,168
BP PLC	220,425	1,212,857
British American Tobacco PLC	27,825	1,095,622
Direct Line Insurance Group PLC	343,982	796,059
Legal & General Group PLC	227,858	608,586
Man Group PLC	257,850	640,788
Persimmon PLC	41,700	624,073
Quilter PLC(b)	593,939	658,381
Rio Tinto PLC	20,406	1,061,733
WPP PLC	78,900	693,097
		10,157,014
Hong Kong (7.13%)
China Resources Cement Holdings, Ltd.	1,087,500	393,457
Kingboard Holdings, Ltd.	187,500	462,441
Kingboard Laminates Holdings, Ltd.	585,000	467,276
Lee & Man Paper Manufacturing, Ltd.	1,875,000	568,497
New World Development Co., Ltd.	172,500	352,927
Orient Overseas International, Ltd.	37,500	547,954
Pacific Basin Shipping, Ltd.	1,725,000	417,534
PC Partner Group, Ltd.(a)	1,050,000	501,615

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	3

Cambria Foreign Shareholder Yield ETF	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares	Value
Hong Kong (continued)
Shougang Fushan Resources Group, Ltd.	2,700,000	$732,644
Skyworth Group, Ltd.	1,950,000	715,446
VTech Holdings, Ltd.	105,000	558,464
		5,718,255
Italy (3.63%)
Anima Holding SpA(b)	187,575	581,323
Eni SpA	71,100	931,287
Unipol Gruppo SpA	173,400	746,455
UnipolSai Assicurazioni SpA	287,775	648,986
		2,908,051
Japan (26.11%)
Aozora Bank, Ltd.	37,500	644,860
Citizen Watch Co., Ltd.	217,500	914,204
Dai-ichi Life Holdings, Inc.	52,500	832,367
Gree, Inc.	150,000	844,346
Hakuto Co., Ltd.	45,000	1,160,597
Inabata & Co., Ltd.	52,500	867,497
Inpex Corp.	82,500	842,227
Japan Post Insurance Co., Ltd.	52,500	775,699
Japan Tobacco, Inc.	37,500	621,406
Joyful Honda Co., Ltd.	75,000	914,960
Kamigumi Co., Ltd.	45,000	855,846
Kewpie Corp.	45,000	710,885
Meiwa Corp.(a)	120,375	591,776
Mitsubishi Logistics Corp.	30,000	658,731
Mitsuboshi Belting, Ltd.	37,500	798,194
Mitsui & Co., Ltd.	45,000	996,570
NGK Spark Plug Co., Ltd.	45,000	820,135
Nippon Yusen KK	59,200	1,074,554
Nisshinbo Holdings, Inc.	112,500	780,793
Nitto Kogyo Corp.	52,500	869,263
Press Kogyo Co., Ltd.	285,000	797,337
Sompo Holdings, Inc.	22,500	937,103
Sumitomo Osaka Cement Co., Ltd.	30,000	638,555
Sumitomo Warehouse Co., Ltd.	60,000	814,688
Tokio Marine Holdings, Inc.	28,400	513,967
Yamato Kogyo Co., Ltd.	22,500	653,687
		20,930,247
Luxembourg (2.67%)
ArcelorMittal SA	37,200	832,864
ArcelorMittal SA(a)	33,900	759,315
RTL Group SA	16,200	549,771
		2,141,950

	Shares	Value
Netherlands (2.61%)
ASR Nederland NV	23,190	$1,021,892
NN Group NV	25,350	1,073,484
		2,095,376
New Zealand (0.77%)
Fletcher Building, Ltd.	205,725	614,786

Norway (2.58%)
Elkem ASA(b)(c)	262,125	871,888
Telenor ASA	53,403	485,428
Yara International ASA	15,975	712,995
		2,070,311
Spain (1.21%)
Repsol SA	71,250	967,824

Sweden (3.62%)
Betsson AB	180,300	1,312,912
SSAB AB	206,100	958,335
SSAB AB	130,425	627,720
		2,898,967
Switzerland (1.57%)
Ferrexpo PLC	382,050	447,336
Glencore PLC	141,450	810,265
		1,257,601

Total Common Stocks
(Cost $92,356,464)	78,685,690

The accompanying notes are an integral part of the financial statements.
4	www.cambriafunds.com

Cambria Foreign Shareholder Yield ETF	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares	Value
Short-Term Investment (2.14%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(d)(e)	1,711,689	$1,711,689
Total Short-Term Investment
(Cost $1,711,689)		1,711,689

Total Investments (100.31%)
(Cost $94,068,153)		$80,397,379

Liabilities Less Other Assets (-0.31%)		(245,949)

Net Assets (100.00%)		$80,151,430

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at October 31, 2022. The total value of securities on loan at October 31, 2022 was $1,741,050.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2022, the fair value of securities restricted under Rule 144A in the aggregate was $3,745,413, representing 4.67% of net assets.
(c)	Non-income producing security.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2022 was $1,711,689.
(e)	Rate shown is the 7-day effective yield as of October 31, 2022.

Investment Abbreviations:

GmbH - German Company with limited liability

KGaA - German Master Limited Partnership

Oyj - Finnish public stock company

PLC - Public Limited Company

SpA - Italian Public Limited Company

As of October 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	5

Cambria Global Value ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Sector Weightings
Cambria Global Value ETF
Financials	33.93%
Utilities	14.85%
Materials	13.28%
Energy	10.88%
Industrials	9.76%
Consumer Staples	7.16%
Real Estate	3.26%
Communication Services	2.59%
Consumer Discretionary	1.78%
Health Care	0.93%
Information Technology	0.91%
Other	0.67%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Value ETF	Shares	Value
Common Stocks (98.86%)

Austria (0.66%)
Erste Group Bank AG	24,606	$613,759

Brazil (9.55%)
Atacadao SA	243,800	919,412
Banco Santander Brasil SA(a)	148,400	852,966
Centrais Eletricas Brasileiras SA	127,200	1,229,030
Cia Siderurgica Nacional SA	243,800	578,644
Gerdau SA	180,200	898,994
Itau Unibanco Holding SA	212,000	1,245,200
JBS SA	137,800	666,125
Petroleo Brasileiro SA	148,400	856,126
Telefonica Brasil SA	95,400	765,158
Vale SA	63,600	825,181
		8,836,836
Chile (8.98%)
Banco Santander Chile	19,372,984	694,019
CAP SA	80,242	429,386
Cencosud SA	599,112	806,436
Cia Sud Americana de Vapores SA	8,424,350	584,838
Colbun SA	13,638,278	1,340,122
Empresas CMPC SA	643,420	1,020,880
Empresas COPEC SA	133,348	918,949
Enel Americas SA	9,074,024	899,035

	Shares	Value
Chile (continued)
Falabella SA	354,464	$693,074
Quinenco SA	347,044	922,876
		8,309,615
Czech Republic (8.52%)
CEZ AS	68,794	2,249,804
Komercni Banka AS	73,352	2,104,190
Moneta Money Bank AS(b)	651,794	1,902,645
Philip Morris CR AS	2,438	1,632,027
		7,888,666
Great Britain (8.47%)
Anglo American PLC	21,942	656,380
Aviva PLC	134,692	645,819
Barclays PLC	515,584	873,665
BP PLC	184,334	1,014,271
Legal & General Group PLC	308,884	824,999
Lloyds Banking Group PLC	1,754,406	845,424
Rio Tinto PLC	14,098	733,525
Segro PLC	65,084	585,912
Shell PLC	33,708	929,300
Vodafone Group PLC	625,612	729,219
		7,838,514
Greece (–%)(c)
FF Group(d)(e)(f)(g)	25,407	0

Malaysia (8.16%)
CIMB Group Holdings Bhd	816,200	952,924
Hartalega Holdings Bhd	943,400	430,995
Hong Leong Bank Bhd	201,400	901,359
Malayan Banking Bhd	466,400	847,372
Petronas Chemicals Group Bhd	402,800	742,897
Public Bank Bhd	901,000	851,834
RHB Bank Bhd	689,000	833,562
Sime Darby Bhd	1,770,200	842,417
Sime Darby Plantation Bhd	784,400	729,983
Top Glove Corp. Bhd	2,491,000	418,854
		7,552,197
Norway (5.89%)
Aker BP ASA	16,854	537,258
DNO ASA	414,142	540,177
Elkem ASA(b)(e)	154,442	513,710
Equinor ASA	15,264	558,443
Golden Ocean Group, Ltd.	64,448	529,413
Norsk Hydro ASA	87,344	554,336
Storebrand ASA	75,472	586,577

The accompanying notes are an integral part of the financial statements.
6	www.cambriafunds.com

Cambria Global Value ETF	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares	Value
Norway (continued)
TGS ASA	38,584	$527,015
Var Energi ASA	136,740	466,272
Yara International ASA	14,310	638,683
		5,451,884
Poland (7.01%)
Alior Bank SA(a)(e)	123,596	761,132
Jastrzebska Spolka Weglowa SA(a)	61,268	533,100
KGHM Polska Miedz SA	30,634	613,822
Lubelski Wegiel Bogdanka SA(a)	80,136	562,317
PGE Polska Grupa Energetyczna SA(e)	441,172	503,632
Polski Koncern Naftowy ORLEN SA	126,380	1,453,838
Polskie Gornictwo Naftowe i Gazownictwo SA(e)	697,056	751,648
Powszechny Zaklad Ubezpieczen SA	142,676	800,929
Tauron Polska Energia SA(e)	1,253,980	509,304
		6,489,722
Portugal (9.62%)
Altri SGPS SA	139,920	779,185
Banco Comercial Portugues SA	6,318,130	901,618
Energias de Portugal SA	210,304	919,661
Galp Energia SGPS SA	83,104	843,860
Greenvolt-Energias Renovaveis SA(e)	27,370	210,437
Jeronimo Martins SGPS SA	46,004	953,823
Mota-Engil SGPS SA	723,450	867,948
Navigator Co. SA	233,306	889,518
NOS SGPS SA	222,706	872,433
REN - Redes Energeticas Nacionais SGPS SA	318,742	825,291
Sonae SGPS SA	870,896	837,855
		8,901,629
Russia (–%)(c)
Alrosa PJSC(d)(f)(g)	1,262,976	0
Gazprom Neft PJSC(d)(f)(g)	334,880	0
Gazprom PJSC(d)(f)(g)	373,048	0
Rosneft Oil Co. PJSC(d)(f)(g)	198,016	0
Sberbank of Russia PJSC(d)(e)(f)(g)	287,609	0
Severstal PAO(d)(f)(g)	82,992	0
Unipro PJSC(d)(f)(g)	22,421,984	0
		0
Singapore (9.31%)
Capitaland Investment, Ltd./Singapore	318,000	676,166
CDL Hospitality Trusts	23,850	19,544
City Developments, Ltd.	169,600	914,134

	Shares	Value
Singapore (continued)
Genting Singapore, Ltd.	1,643,000	$934,314
Jardine Cycle & Carriage, Ltd.	42,400	890,771
Oversea-Chinese Banking Corp., Ltd.	106,000	908,293
Sembcorp Industries, Ltd.	445,200	915,182
Singapore Airlines, Ltd.(e)	243,800	905,897
United Overseas Bank, Ltd.	42,400	831,467
UOL Group, Ltd.	180,200	787,961
Venture Corp., Ltd.	74,200	834,986
		8,618,715
Spain (9.32%)
Acciona SA	4,876	877,486
Banco Bilbao Vizcaya Argentaria SA	191,118	983,836
Banco Santander SA	328,812	852,015
CaixaBank SA	298,284	988,394
Enagas SA	43,566	707,163
Endesa SA	45,368	757,037
Ferrovial SA	37,206	908,558
Iberdrola SA	82,786	840,631
Mapfre SA	528,728	906,564
Naturgy Energy Group SA	31,482	807,670
		8,629,354
Turkey (13.37%)
Akbank TAS	1,601,342	1,257,726
Eregli Demir ve Celik Fabrikalari TAS	425,590	679,051
Haci Omer Sabanci Holding AS	712,744	1,284,255
KOC Holding AS	355,312	1,061,302
Petkim Petrokimya Holding AS(e)	1,497,250	1,081,056
Turkiye Halk Bankasi AS(e)	2,640,248	1,168,763
Turkiye Is Bankasi AS, Class C	3,014,341	1,509,255
Turkiye Sise ve Cam Fabrikalari AS	788,322	1,406,882
Turkiye Vakiflar Bankasi TAO, Class D(e)	3,209,892	1,477,834
Yapi ve Kredi Bankasi AS	2,933,020	1,451,206
		12,377,330

Total Common Stocks
(Cost $117,139,649)	91,508,221

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	7

Cambria Global Value ETF	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares	Value
Short-Term Investment (1.11%)
Fidelity Investments Money Market
Treasury Portfolio Institutional Class, 3.01%(h)(i)	1,028,658	$1,028,658

Total Short-Term Investment (Cost $1,028,658)		1,028,658

Total Investments (99.97%) (Cost $118,168,307)		$92,536,879

Other Assets Less Liabilities (0.03%)		23,738

Net Assets (100.00%)		$92,560,617

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at October 31, 2022. The total value of securities on loan at October 31, 2022 was $946,017.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2022, the fair value of securities restricted under Rule 144A in the aggregate was $2,416,355, representing 2.61% of net assets.
(c)	Less than 0.005%.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	Non-income producing security.
(f)	These securities are considered to be illiquid. The aggregate value of these securities at October 31, 2022 was $0, which represent 0.00% of the Fund's Net Assets.
(g)	Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of October 31, 2022, these securities had an aggregate market value of $1,265,700 or 1.24% of total net assets.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2022 was $1,028,658.
(i)	Rate shown is the 7-day effective yield as of October 31, 2022.

Investment Abbreviations:

ETF - Exchange Traded Fund

PJSC - Private Joint Stock Company

PLC - Public Limited Company

The accompanying notes are an integral part of the financial statements.
8	www.cambriafunds.com

Cambria Global Value ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Investments no longer affiliated as of October 31, 2022:

Security Name	Market Value as of April 30, 2022	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2022	Share Balance as of October 31, 2022	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
iShares MSCI Colombia ETF	$9,137,885	$–	$–	$(6,550,036)	$(635,957)	$–	$–	$328,977	$(2,573,718)	$621,826
Grand Total	$9,137,885	$–	$–	$(6,550,036)	$(635,957)	$–	$–	$328,977	$(2,573,718)	$621,826

Cambria Global Value ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(1)	Total
Common Stocks
Austria	$613,759	–	$–	613,759
Brazil	8,836,836	–	–	8,836,836
Chile	8,309,615	–	–	8,309,615
Czech Republic	7,888,666	–	–	7,888,666
Great Britain	7,838,514	–	–	7,838,514
Malaysia	7,552,197	–	–	7,552,197
Norway	5,451,884	–	–	5,451,884
Poland	6,489,722	–	–	6,489,722
Portugal	8,901,629	–	–	8,901,629
Russia	–	–	0	0
Singapore	8,618,715	–	–	8,618,715
Spain	8,629,354	–	–	8,629,354
Turkey	12,377,330	–	–	12,377,330
Short-Term Investment	1,028,658	–	–	1,028,658
Total	$92,536,879	$–	$–	$92,536,879

(1)	The Fund considers, no cap transfers to Level 3 at the ending of the reporting period, which was $0 at the end of the reporting period.

Change in unrealized appreciation/depreciation on Level 3 holding as of October 31, 2022 is $(9,000,241).

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	9

Cambria Global Momentum ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Momentum ETF	Shares	Value
Exchange Traded Funds (98.11%)
Global (13.54%)
Alternative ETF (6.91%)
iMGP DBi Managed Futures Strategy ETF	355,264	$12,174,897

Commodity ETF (6.63%)
iShares® Global Energy ETF(a)	291,336	11,670,920

North America (20.48%)
Equity ETF (6.00%)
Cambria Tail Risk ETF*	683,810	10,571,703

Fixed Income ETF (14.48%)
iShares® 1-3 Year Treasury Bond ETF	315,004	25,515,324

United States (64.09%)
Alternative ETF (6.13%)
First Trust Managed Futures Strategy Fund(a)	210,694	10,807,422

Equity ETF (14.66%)
Cambria Value and Momentum ETF*	923,680	25,826,093

Fixed Income ETF (43.30%)
iShares® 7-10 Year Treasury Bond ETF	264,618	24,982,585
iShares® Short Treasury Bond ETF(a)	232,654	25,584,960
Schwab US TIPS Bond ETF(a)	491,660	25,708,902
		76,276,447

	Shares	Value
Fixed Income ETF (continued)

Total Exchange Traded Funds (Cost $172,738,446)		$172,842,806

	Shares	Value
Short-Term Investment (6.10%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(b)(c)	10,747,472	$10,747,472

Total Short-Term Investment (Cost $10,747,472)		10,747,472

Total Investments (104.21%) (Cost $183,485,918)		$183,590,278

Liabilities Less Other Assets (-4.21%)		(7,412,936)

Net Assets (100.00%)		$176,177,342

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at October 31, 2022. The total value of securities on loan at October 31, 2022 was $10,524,582.
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2022 was $10,747,472.
(c)	Rate shown is the 7-day effective yield as of October 31, 2022.

Investment Abbreviations:

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

The accompanying notes are an integral part of the financial statements.
10	www.cambriafunds.com

Cambria Global Momentum ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Transactions with affiliated companies during the period ended October 31, 2022 are as follows:

Security Name	Market Value as of April 30, 2022	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2022	Share Balance as of October 31, 2022	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Tail Risk ETF	$–	$6,544,062	$5,554,975	$–	$(372,665)	$10,571,703	$683,810	$48,476	$(1,156,816)	$2,147
Cambria Value and Momentum ETF	10,421,504	–	15,348,684	–	(1,403,038)	25,826,093	923,680	97,140	1,263,428	195,515
	$10,421,504	$6,544,062	$20,903,659	$–	$(1,775,703)	$36,397,796	$1,607,490	$145,616	$106,612	$197,662

Investments no longer affiliated as of October 31, 2022

Cambria Shareholder Yield ETF	$6,221,839	$6,657,218	$648,650	$(12,817,593)	$–	$–	$–	$–	$(1,620,522)	$910,408
Cambria Foreign Shareholder Yield ETF	4,642,086	6,637,884	649,185	(11,231,651)	–			–	(258,827)	(438,677)
Cambria Global Real Estate ETF	4,975,645	–	–	(4,890,438)	–	–	–	–	463,685	(548,892)
	$15,839,570	$13,295,102	$1,297,835	$(28,939,682)	$–	$–	$–	$–	$(1,415,664)	$(77,161)

Grand Total	$26,261,074	$19,839,164	$22,201,494	$(28,939,682)	$(1,775,703)	$36,397,796	$1,607,490	$145,616	$(1,309,052)	$120,501

As of October 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	11

Cambria Global Asset Allocation ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Sector Weightings
Cambria Global Asset Allocation ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Asset Allocation ETF	Shares	Value
Exchange Traded Funds (98.60%)
Global (13.88%)
Equity ETF (13.88%)
Alpha Architect Value Momentum Trend ETF	36,992	$967,119
Cambria Global Real Estate ETF*	105,600	2,638,025
Cambria Global Value ETF*(a)	124,096	2,176,793
		5,781,937
International (33.79%)
Equity ETF (14.40%)
Alpha Architect International Quantitative Momentum ETF(a)	33,280	802,511
Cambria Emerging Shareholder Yield ETF*	139,904	3,476,614
Cambria Foreign Shareholder Yield ETF*	80,352	1,721,076
		6,000,201
Fixed Income ETF (19.39%)
SPDR® FTSE International Government Inflation-Protected Bond ETF(a)	27,552	1,098,774
VanEck Emerging Markets High Yield Bond ETF(a)	94,848	1,553,610
VanEck International High Yield Bond ETF	44,096	804,311
VanEck J. P. Morgan EM Local Currency Bond ETF	108,736	2,463,958
Vanguard® Total International Bond ETF(a)	44,992	2,156,916
		8,077,569
North America (0.77%)
Commodity ETF (0.77%)
VanEck Gold Miners ETF/USA	13,248	320,072

	Shares	Value
United States (50.16%)
Commodity ETF (9.92%)
Graniteshares Gold Trust(a)(b)	73,824	$1,193,734
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	172,736	2,936,512
		4,130,246
Equity ETF (17.70%)
Alpha Architect US Quantitative Momentum ETF(a)	39,200	2,003,845
Cambria Shareholder Yield ETF*(a)	56,480	3,407,439
Cambria Value and Momentum ETF*	70,240	1,963,910
		7,375,194
Fixed Income ETF (22.54%)
Schwab US TIPS Bond ETF	23,264	1,216,474
Vanguard® Intermediate-Term Corporate Bond ETF(a)	16,800	1,262,688
Vanguard® Intermediate-Term Government Bond ETF(a)	29,856	1,725,378
Vanguard® Long-Term Treasury Bond ETF(a)	24,992	1,487,524
Vanguard® Short-Term Corporate Bond ETF(a)	11,936	883,145
Vanguard® Total Bond Market ETF	40,000	2,814,000
		9,389,209

Total Exchange Traded Funds (Cost $44,997,128)		41,074,428

The accompanying notes are an integral part of the financial statements.
12	www.cambriafunds.com

Cambria Global Asset Allocation ETF	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares	Value
Short-Term Investment (19.27%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(c)(d)	8,026,960	$8,026,960

Total Short-Term Investment (Cost $8,026,960)		8,026,960

Total Investments (117.87%) (Cost $53,024,088)		$49,101,388

Liabilities Less Other Assets (-17.87%)		(7,442,465)

Net Assets (100.00%)		$41,658,923

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at October 31, 2022. The total value of securities on loan at October 31, 2022 was $7,803,525.
(b)	Non-income producing security.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2022 was $8,026,960.
(d)	Rate shown is the 7-day effective yield as of October 31, 2022.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	13

Cambria Global Asset Allocation ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Transactions with affiliated companies during the period ended October 31, 2022 are as follows:

Security Name	Market Value as of April 30, 2022	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2022	Share Balance as of October 31, 2022	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$4,171,210	$–	$118,570	$–	$(122,241)	$3,476,614	$139,904	$192,182	$(694,597)	$3,672
Cambria Foreign Shareholder Yield ETF	2,086,741	–	59,649	–	(60,013)	1,721,076	80,352	88,672	(365,665)	364
Cambria Global Real Estate ETF	3,468,032	–	93,972	(330,320)	(91,014)	2,638,025	105,600	64,435	(571,097)	68,452
Cambria Value and Momentum ETF	1,859,253	–	56,849	–	(59,067)	1,963,910	70,240	9,964	82,237	24,638
Cambria Shareholder Yield ETF	3,437,373	–	102,900	–	(108,106)	3,407,439	56,480	41,389	(80,156)	55,428
Cambria Global Value ETF	2,521,469	–	69,424	–	(70,463)	2,176,793	124,096	95,818	(344,675)	1,038
	$17,544,078	$–	$501,364	$(330,320)	$(510,904)	$15,383,857	$576,672	$492,460	$(1,973,953)	$153,592

As of October 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
14	www.cambriafunds.com

Cambria Value and Momentum ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Sector Weightings
Cambria Value and Momentum ETF
Energy	32.96%
Materials	22.02%
Financials	17.91%
Industrials	7.78%
Consumer Discretionary	4.80%
Information Technology	4.37%
Health Care	3.35%
Consumer Staples	3.30%
Utilities	2.56%
Communication Services	0.95%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Value and Momentum ETF	Shares	Value
Common Stocks (85.67%)
Communication Services (0.81%)
Scholastic Corp.	26,433	$1,008,155

Consumer Discretionary (4.12%)
Adtalem Global Education, Inc.(a)	22,250	927,825
AutoNation, Inc.(a)	8,188	870,466
Dillard's, Inc., Class A(b)	4,272	1,404,591
Group 1 Automotive, Inc.	5,073	877,629
Penske Automotive Group, Inc.	9,256	1,033,155
		5,113,666
Consumer Staples (2.83%)
Andersons, Inc.	26,878	947,987
Cal-Maine Foods, Inc.	14,596	824,820
Ingles Markets, Inc., Class A	9,167	865,090
SpartanNash Co.	24,653	880,358
		3,518,255
Energy (28.24%)
Antero Resources Corp.(a)	35,159	1,288,929
APA Corp.	25,009	1,136,909
Arch Resources, Inc., Class A(b)	6,853	1,043,643
California Resources Corp.	21,627	975,594
Chesapeake Energy Corp.	10,413	1,064,937
Chevron Corp.	5,162	933,806
Chord Energy Corp.	8,732	1,336,782
Civitas Resources, Inc.	15,664	1,095,070
CNX Resources Corp.(a)	54,112	909,623

	Shares	Value
Energy (continued)
ConocoPhillips	8,277	$1,043,647
CONSOL Energy, Inc.	16,910	1,065,668
Continental Resources, Inc.	14,863	1,099,416
Diamondback Energy, Inc.	7,209	1,132,606
Earthstone Energy, Inc., Class A(a)(b)	68,441	1,106,007
EOG Resources, Inc.	10,680	1,458,034
Exxon Mobil Corp.	10,324	1,144,002
Helix Energy Solutions Group, Inc.(a)	215,647	1,509,529
Marathon Oil Corp.	46,814	1,425,486
Marathon Petroleum Corp.	8,900	1,011,218
Matador Resources Co.	29,904	1,987,121
Ovintiv, Inc.	20,648	1,045,821
Patterson-UTI Energy, Inc.	76,718	1,354,073
PDC Energy, Inc.	18,156	1,309,774
Peabody Energy Corp.(a)(c)	41,474	991,229
Permian Resources Corp.(a)	172,927	1,689,497
Pioneer Natural Resources Co.	3,827	981,281
Plains GP Holdings LP, Class A	73,781	925,214
SandRidge Energy, Inc.(a)	51,887	980,145
VAALCO Energy, Inc.(b)	202,119	1,040,913
Valero Energy Corp.	8,099	1,016,829
		35,102,803
Financials (15.35%)
American Equity Investment Life Holding Co.	21,716	935,525
American Financial Group, Inc.	6,586	955,694
American International Group, Inc.	16,643	948,651
Berkshire Hills Bancorp, Inc.	30,082	879,898
First Horizon Corp.	37,113	909,640
Hanmi Financial Corp.	39,605	1,060,622
Hope Bancorp, Inc.	52,243	708,938
Jefferies Financial Group, Inc.	27,501	946,309
Loews Corp.	30,794	1,755,874
MetLife, Inc.	13,795	1,009,932
Mr Cooper Group, Inc.(a)	23,407	924,342
Old Republic International Corp.	39,160	908,904
Principal Financial Group, Inc.	12,994	1,145,161
Regions Financial Corp.	40,317	884,958
Travelers Cos., Inc.	10,591	1,953,616
Unum Group	46,903	2,138,308
Voya Financial, Inc.	14,774	1,009,951
		19,076,323
Health Care (2.87%)
Cigna Corp.	3,204	1,035,084
McKesson Corp.	2,759	1,074,272

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	15

Cambria Value and Momentum ETF	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares	Value
Health Care (continued)
SIGA Technologies, Inc.(b)	158,598	$1,457,516
		3,566,872
Industrials (6.66%)
ArcBest Corp.	16,109	1,279,538
Atlas Air Worldwide Holdings, Inc.(a)	8,633	873,142
BlueLinx Holdings, Inc.(a)	13,706	965,725
Boise Cascade Co.	18,512	1,236,046
Encore Wire Corp.	7,298	1,004,132
Insteel Industries, Inc.	30,705	809,077
Mueller Industries, Inc.	16,732	1,048,092
Veritiv Corp.(a)	9,167	1,065,755
		8,281,507
Information Technology (3.74%)
Avnet, Inc.	42,631	1,713,340
Photronics, Inc.(a)	48,772	791,082
Sanmina Corp.(a)	38,270	2,145,033
		4,649,455
Materials (18.86%)
Alcoa Corp.	23,763	927,470
Alpha Metallurgical Resources, Inc.	8,455	1,427,627
CF Industries Holdings, Inc.	19,135	2,033,285
Commercial Metals Co.	47,348	2,154,334
Intrepid Potash, Inc.(a)	19,234	870,338
Mosaic Co.	15,486	832,372
Nucor Corp.	8,633	1,134,204
Olin Corp.	18,334	970,785
Ramaco Resources, Inc.	189,837	2,143,260
Reliance Steel & Aluminum Co.	4,361	878,654
Resolute Forest Products, Inc.(a)	84,906	1,766,894
Ryerson Holding Corp.	33,375	1,119,731
Steel Dynamics, Inc.	14,151	1,330,902
SunCoke Energy, Inc.	126,914	921,396
TimkenSteel Corp.(a)	77,074	1,344,171
United States Steel Corp.	38,181	777,365
Warrior Met Coal, Inc.	26,878	998,249
Westlake Corp.	18,779	1,814,990
		23,446,027
Utilities (2.19%)
NRG Energy, Inc.	42,631	1,892,817
Vistra Corp.	36,223	832,042
		2,724,859
Total Common Stocks (Cost $95,267,546)		106,487,922

	Shares	Value
Short-Term Investment (2.43%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(d)(e)	3,018,226	$3,018,226

Total Short-Term Investment (Cost $3,018,226)		3,018,226

Total Investments (88.10%) (Cost $98,285,772)		$109,506,148

Other Assets Less Liabilities (11.90%)		14,796,293

Net Assets (100.00%)		$124,302,441

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at October 31, 2022. The total value of securities on loan at October 31, 2022 was $2,990,809.
(c)	Security, or portion of security, is being held as collateral for securities sold short.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2022 was $3,018,226.
(e)	Rate shown is the 7-day effective yield as of October 31, 2022.

The open futures contracts held by the Fund as of October 31, 2022 are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation
S&P® 500 Mini Future	469	Dec-2022	$(89,503,292)	$(91,056,350)	$(1,553,058)

For the period ended October 31, 2022, the monthly average notional value of the short equity futures contracts held was $48,537,260 and the ending notional value of the futures contacts was $91,056,350.

The accompanying notes are an integral part of the financial statements.
16	www.cambriafunds.com

Cambria Value and Momentum ETF	Schedule of Investments
October 31, 2022 (Unaudited)

As of October 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	17

Cambria Global Tail Risk ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Sector Weightings
Cambria Global Tail Risk ETF
Exchange Traded Funds	80.52%
Purchased Options	16.60%
Sovereign Debt	2.88%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Tail Risk ETF	Shares	Value
Exchange Traded Funds (69.90%)
International (31.99%)
Fixed Income ETF (31.99%)
VanEck J. P. Morgan EM Local Currency Bond ETF	37,683	$853,897
Vanguard® Total International Bond ETF(a)	18,458	884,876
		1,738,773
United States (37.91%)
Fixed Income ETF (37.91%)
iShares® 7-10 Year Treasury Bond ETF	11,071	1,045,213
iShares® TIPS Bond ETF	9,548	1,015,812
		2,061,025

Total Exchange Traded Funds (Cost $4,138,007)		3,799,798

	Currency Face Amount		Value
Sovereign Debt (2.50%)
Colombian TES, 7.500%, 8/26/2026	COP	812,500,000	135,952

Total Sovereign Debt (Cost $286,067)			135,952

	Contracts	Notional Amount	Value
Purchased Options (14.41%)
Put Options
MSCI EAFE Index-MXEA US 03/17/23
P1800
Expires 03/17/23, Strike Price $1,800	5	$875,002	$57,675
MSCI EAFE Index-MXEA US 06/16/23
P1700
Expires 06/16/23, Strike Price $1,700	15	2,625,006	159,600
MSCI EAFE Index-MXEA US 09/15/23
P1700
Expires 09/15/23, Strike Price $1,700	5	875,002	61,125
MSCI EAFE Index-MXEA US 12/16/22
P1750
Expires 12/16/22, Strike Price $1,750	6	1,050,002	33,510
MSCI Emerging Markets Index-MXEF US
03/17/23 P1000
Expires 03/16/23, Strike Price $1,000	5	424,081	73,075
MSCI Emerging Markets Index-MXEF US
03/17/23 P950
Expires 03/16/23, Strike Price $950	5	424,081	52,650
MSCI Emerging Markets Index-MXEF US
06/16/23 P950
Expires 06/15/23, Strike
Price $950	15	1,272,244	183,600
MSCI Emerging Markets Index-MXEF US
09/15/23 P900
Expires 09/14/23, Strike Price $900	9	763,347	93,285
MSCI Emerging Markets Index-MXEF US
12/16/22 P1200
Expires 12/15/22, Strike Price $1,200	2	169,633	68,840

Total Purchased Options (Cost $622,370)			783,360

The accompanying notes are an integral part of the financial statements.
18	www.cambriafunds.com

Cambria Global Tail Risk ETF	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares	Value
Short-Term Investment (5.76%)
Fidelity Investments Money Market Treasury Portfolio Institutional
Class, 3.01%(b)(c)	313,344	$313,344
Total Short-Term Investment (Cost $313,344)		313,344

Total Investments (92.57%) (Cost $5,359,788)		$5,032,454

Other Assets Less Liabilities (7.43%)		403,867

Net Assets (100.00%)		$5,436,321

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at October 31, 2022. The total value of securities on loan at October 31, 2022 was $306,816.
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2022 was $313,344.
(c)	Rate shown is the 7-day effective yield as of October 31, 2022.

Currency Abbreviations:

COP — Colombian Peso

TRY— Turkish Lira

Investment Abbreviations:

EAFE - Europe, Australasia and Far East

ETF - Exchange Traded Funds

MSCI - Morgan Stanley Capital International

MXEA - Ticker for MSCI EAFE Index

MXEF - Ticker for MSCI Emerging Markets Index

TIPS - Treasury Inflation Protected Security

Cambria Global Tail Risk ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$3,799,798	$–	$–	$3,799,798
Sovereign Debt	–	135,952	–	135,952
Short-Term Investment	313,344	–	–	313,344
Total	$4,113,142	$135,952	$–	$4,249,094
Other Financial Instruments
Purchased Options	$783,360	$–	$–	$783,360
Total	$783,360	$–	$–	$783,360

As of October 31, 2022, all of the Fund's investments in securities were considered Level 1 or Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	19

Cambria Emerging Shareholder Yield ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Sector Weightings
Cambria Emerging Shareholder Yield ETF
Materials	20.58%
Energy	18.39%
Information Technology	17.30%
Consumer Discretionary	12.80%
Financials	12.54%
Industrials	9.60%
Consumer Staples	2.62%
Utilities	2.57%
Health Care	2.21%
Real Estate	1.10%
Other	0.29%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Emerging Shareholder Yield ETF	Shares	Value
Common Stocks (97.79%)
Brazil (2.06%)
Enauta Participacoes SA	315,700	$925,923
Petroleo Brasileiro SA	161,700	1,040,227
		1,966,150

China (22.09%)
Anhui Conch Cement Co., Ltd., Class H	269,500	693,521
Bank of Communications Co., Ltd., Class H	1,925,000	939,246
China Coal Energy Co., Ltd., Class H	1,309,000	963,867
China Hongqiao Group, Ltd.	1,078,000	764,933
China Lilang, Ltd.	1,540,000	665,074
China Medical System Holdings, Ltd.	770,000	840,662
China Petroleum & Chemical Corp.	2,622,000	1,035,486
China Shenhua Energy Co., Ltd., Class H	539,000	1,417,942
E-Commodities Holdings, Ltd.(a)	5,544,000	734,524
Fufeng Group, Ltd.	2,156,000	1,117,874
Huadian Power International Corp., Ltd., Class H	3,404,000	1,023,414
JNBY Design, Ltd.	731,500	575,907
Lonking Holdings, Ltd.	3,311,000	455,546
People's Insurance Co. Group of China, Ltd.(b)	3,775,000	1,043,582
PetroChina Co., Ltd., Class H	2,220,000	848,445

	Shares	Value
China (continued)
Qingdao Port International Co., Ltd., Class H(c)	1,540,000	$645,456
Shenzhen Expressway Corp., Ltd., Class H	1,078,000	773,173
Sinopec Shanghai Petrochemical Co., Ltd., ADR(a)	19,300	247,040
Sinotruk Hong Kong, Ltd.(a)	1,039,500	926,984
Tianli International Holdings, Ltd.(a)	6,170,000	1,053,270
Tianneng Power International, Ltd.(a)	924,000	888,728
Xinte Energy Co., Ltd., Class H	492,800	961,788
Yankuang Energy Group Co., Ltd., Class H	616,000	1,734,294
Zhejiang Expressway Co., Ltd., Class H	1,078,000	668,802
		21,019,558
Colombia (0.29%)
Banco De Bogota Sa	51,805	272,727

India (11.43%)
Coal India, Ltd.	462,847	1,375,220
Cosmo First, Ltd.	101,409	897,677
GHCL, Ltd.	137,522	1,074,143
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	139,216	1,192,655
HSIL, Ltd.	282,282	1,122,103
Indian Bank	451,377	1,384,490
Oil & Natural Gas Corp., Ltd.	678,678	1,099,052
Oil India, Ltd.	459,459	1,071,252
Vedanta, Ltd.	490,105	1,662,547
		10,879,139
Indonesia (2.62%)
Indo Tambangraya Megah Tbk PT	477,400	1,378,867
United Tractors Tbk PT	539,000	1,116,185
		2,495,052

Mexico (3.91%)
Arca Continental SAB de CV	154,000	1,258,085
Banco del Bajio SA(c)	446,600	1,257,323
Grupo Financiero Inbursa SAB de CV	654,500	1,203,424
		3,718,832

Russia (–%)(d)
Alrosa PJSC(e)(f)(g)	538,800	0
Beluga Group PJSC(e)(f)(g)	20,340	0

The accompanying notes are an integral part of the financial statements.
20	www.cambriafunds.com

Cambria Emerging Shareholder Yield ETF	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares	Value
Russia (continued)
Federal Grid Co. Unified Energy System PJSC(b)(e)(f)(g)	328,200,000	$5
Gazprom Neft PJSC(e)(f)(g)	223,200	0
Gazprom PJSC(e)(f)(g)	423,000	0
Inter RAO UES PJSC(e)(f)(g)	11,040,000	0
LUKOIL PJSC(e)(f)(g)	17,160	0
Magnitogorsk Iron & Steel Works PJSC(e)(f)(g)	1,560,000	0
Novolipetsk Steel PJSC(e)(f)(g)	458,400	0
OGK-2 PJSC(e)(f)(g)	94,200,000	2
Sberbank of Russia PJSC(b)(e)(f)(g)	276,600	0
Severstal PAO(e)(f)(g)	85,200	0
Unipro PJSC(e)(f)(g)	21,240,000	0
		7

South Africa (17.30%)
Absa Group, Ltd.	110,658	1,203,284
AECI, Ltd.	212,443	1,067,492
African Rainbow Minerals, Ltd.	101,178	1,424,741
Exxaro Resources, Ltd.	76,153	847,897
Investec PLC	251,944	1,265,978
Investec, Ltd.	247,632	1,218,023
Kumba Iron Ore, Ltd.	38,038	716,476
Motus Holdings, Ltd.	244,321	1,544,235
Nedbank Group, Ltd.	89,243	1,056,997
Reunert, Ltd.	441,893	1,111,664
Sasol, Ltd.	67,812	1,140,884
Sibanye Stillwater, Ltd.	457,842	1,075,017
Thungela Resources, Ltd.	71,148	1,117,878
Truworths International, Ltd.	587,597	1,671,742
		16,462,308

South Korea (6.64%)
GS Holdings Corp.	36,749	1,186,742
Kia Corp.	20,573	957,555
KT&G Corp.	17,552	1,179,211
LX Semicon Co., Ltd.	16,863	981,391
S-Oil Corp.	19,025	1,153,961
SSANGYONG C&E Co., Ltd.	216,063	861,552
		6,320,412

Taiwan (22.75%)
Advanced Power Electronics Corp.	308,000	905,194
Asustek Computer, Inc.	154,000	1,127,908
Catcher Technology Co., Ltd.	231,000	1,215,129
Chicony Electronics Co., Ltd.	385,000	957,049
Dimerco Express Corp.	616,000	1,183,347
Generalplus Technology, Inc.	693,000	961,350

	Shares	Value
Taiwan (continued)
Holy Stone Enterprise Co., Ltd.	385,000	$1,043,075
Huaku Development Co., Ltd.	385,000	1,028,738
IEI Integration Corp.	616,000	1,013,205
ITE Technology, Inc.	462,000	853,100
Nantex Industry Co., Ltd.	924,000	972,103
Nishoku Technology, Inc.	385,000	1,031,127
O-TA Precision Industry Co., Ltd.	385,000	1,094,453
Radiant Opto-Electronics Corp.	308,000	940,560
Sea Sonic Electronics Co., Ltd.	462,000	658,105
Systex Corp.	385,000	790,969
TA-I Technology Co., Ltd.	539,000	692,516
TaiDoc Technology Corp.(b)	231,000	1,218,714
Topco Scientific Co., Ltd.	308,000	1,429,001
Transcend Information, Inc.	385,000	769,462
Tripod Technology Corp.	308,000	852,622
Utechzone Co., Ltd.	385,000	908,061
		21,645,788
Thailand (1.14%)
Tisco Financial Group PLC	431,200	1,087,630

Turkey (7.56%)
Aksa Akrilik Kimya Sanayii AS	570,570	2,134,934
Dogus Otomotiv Servis ve Ticaret AS	198,968	1,310,473
Enerjisa Enerji AS(c)	1,237,621	1,363,001
Eregli Demir ve Celik Fabrikalari TAS	797,951	1,273,172
Iskenderun Demir ve Celik AS	812,504	1,111,318
		7,192,898

Total Common Stocks
(Cost $120,917,549)		93,060,501

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	21

Cambria Emerging Shareholder Yield ETF	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares	Value
Short-Term Investment (2.36%)
Fidelity Investments Money Market
Treasury Portfolio Institutional
Class, 3.01%(h)(i)	2,246,053	$2,246,053

Total Short-Term Investment
(Cost $2,246,053)		2,246,053

Total Investments (100.15%)
(Cost $123,163,602)		$95,306,554

Liabilities Less Other Assets (-0.15%)		(144,175)

Net Assets (100.00%)		$95,162,379

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at October 31, 2022. The total value of securities on loan at October 31, 2022 was $2,128,614.
(b)	Non-income producing security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2022, the fair value of securities restricted under Rule 144A in the aggregate was $3,265,780, representing 3.43% of net assets.
(d)	Less than 0.005%.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	These securities are considered to be illiquid. The aggregate value of these securities at October 31, 2022 was $7, which represent 0.00% of the Fund's Net Assets.
(g)	Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of October 31, 2022, these securities had an aggregate market value of $0 or –% of total net assets.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2022 was $2,246,053.
(i)	Rate shown is the 7-day effective yield as of October 31, 2022.

Investment Abbreviations:

ADR - American Depository Receipt

AS - Turkish Joint Stock Companies

PAO - Russian Public Stock Companies

PJSC - Private Joint Stock Company

PLC - Public Limited Company

SA - Brazilian Limited Liability Corporation

TAS - Turkish Joint Stock Companies

Cambria Emerging Shareholder Yield ETF

		Level 2 -
	Level 1 -	Other	Level 3 -
	Quoted and	Significant	Significant
Investments in Securities at	Unadjusted	Observable	Unobservable
Value	Prices	Inputs	Inputs(1)	Total
Common Stocks	$93,060,494	$–	$7	$93,060,501
Short-Term Investment	2,246,053	–	–	2,246,053
Total	$95,306,547	$–	$7	$95,306,554

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

(1)	The Fund considers transfers to Level 3 at the ending of the reporting period, which was $7 at the end of the reporting period. Change in unrealized appreciation/depreciation on Level 3 holding as of October 31, 2022 was $(16,565,878).

The accompanying notes are an integral part of the financial statements.
22	www.cambriafunds.com

Cambria Tail Risk ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Sector Weightings
Cambria Tail Risk ETF
U.S. Treasury Obligations	88.77%
Purchased Options	11.23%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Tail Risk ETF	Face Amount	Value
U.S. Treasury Obligations (84.06%)
U.S. Treasury Bond 0.625%, 5/15/2030	$339,300,000	$263,646,619
United States Treasury Inflation Indexed Bonds 0.125%, 7/15/2030	21,607,455	19,279,878
		282,926,497
Total U.S. Treasury Obligations
(Cost $328,729,153)		282,926,497

		Notional
	Contracts	Amount	Value

Purchased Options (10.64%)
Put Options
S&P 500® Index

Expires 12/15/22, Strike Price $3,600	262	$101,445,876	$1,222,230

Expires 03/16/23, Strike Price $3,600	592	229,221,216	7,024,080

Expires 06/15/23, Strike Price $3,800	201	77,826,798	4,698,375

Expires 06/15/23, Strike Price $4,000	147	56,918,106	4,629,764

Expires 06/15/23, Strike Price $4,100	50	19,359,900	1,816,250

Expires 09/14/23, Strike Price $3,500	385	149,071,230	6,985,825

Expires 09/14/23, Strike Price $4,000	91	35,235,018	3,182,270

		Notional
	Contracts	Amount	Value
Purchased Options (continued)
Expires 12/14/23, Strike
Price $3,600	262	$101,445,876	$6,240,840
Total Purchased Options
(Cost $45,876,554)			35,799,634

Total Investments (94.70%)
(Cost $374,605,707)			$318,726,131

Other Assets Less Liabilities (5.30%)			17,843,219

Net Assets (100.00%)			$336,569,350
Percentages based on Net Assets.

Cambria Tail Risk ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. TreasuryObligations	$–	$282,926,497	$–	$282,926,497
Total	$–	$282,926,497	$–	$282,926,497

Other Financial Instruments
Purchased Options	$35,799,634	$–	$–	$35,799,634
Total	$35,799,634	$–	$–	$35,799,634

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	23

Cambria Trinity ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Sector Weightings
Cambria Trinity ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments.

Cambria Trinity ETF	Shares	Value
Exchange Traded Funds (98.72%)
Global (16.23%)
Alternative ETF (4.29%)
iMGP DBi Managed Futures
Strategy ETF	134,602	$4,612,811
Commodity ETF (2.15%)
iShares® Global Energy ETF	57,620	2,308,257
Equity ETF (9.79%)
Alpha Architect Value Momentum
Trend ETF	84,239	2,202,345
Cambria Global Real Estate ETF*	164,690	4,114,170
Cambria Global Value ETF*	240,725	4,222,605
		10,539,120
International (15.10%)
Equity ETF (7.43%)
Cambria Emerging Shareholder
Yield ETF*	157,036	3,902,345
Cambria Foreign Shareholder Yield
ETF*	191,027	4,091,645
		7,993,990
Fixed Income ETF (7.67%)
SPDR® FTSE International
Government Inflation-
Protected Bond ETF	51,514	2,054,378
VanEck J. P. Morgan EM Local
Currency Bond ETF	273,738	6,202,903
		8,257,281
North America (7.44%)
Equity ETF (2.45%)
Cambria Tail Risk ETF*	170,710	2,639,177

	Shares	Value
Fixed Income ETF (4.99%)
iShares® 1-3 Year Treasury Bond
ETF	66,220	$5,363,820
United States (59.95%)
Alternative ETF (4.15%)
First Trust Managed Futures
Strategy Fund	87,109	4,468,204
Commodity ETF (5.84%)
Graniteshares Gold Trust(a)	117,334	1,897,291
Invesco Optimum Yield Diversified
Commodity Strategy No K-1
ETF	258,000	4,386,000
		6,283,291
Equity ETF (18.94%)
Cambria Shareholder Yield ETF*	76,217	4,598,171
Cambria Value and Momentum ETF*	564,179	15,774,445
		20,372,616
Fixed Income ETF (31.02%)
iShares® 7-10 Year Treasury Bond
ETF	55,642	5,253,161
iShares® Short Treasury Bond ETF	48,934	5,381,272
Schwab US TIPS Bond ETF	167,445	8,755,699
Vanguard® Intermediate-Term
Government Bond ETF	134,676	7,782,926
Vanguard® Total Bond Market ETF	88,254	6,208,669
		33,381,727
Total Exchange Traded Funds
(Cost $109,421,717)		106,220,294
Total Investments (98.72%)
(Cost $109,421,717)		$106,220,294

Other Assets Less Liabilities (1.28%)		1,382,680

Net Assets (100.00%)		$107,602,974

Percentages based on Net Assets.

The accompanying notes are an integral part of the financial statements.
24	www.cambriafunds.com

Cambria Trinity ETF	Schedule of Investments
October 31, 2022 (Unaudited)

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	Non-income producing security.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies during the period ended October 31, 2022 are as follows:

	Market Value as of April 30,		Purchases		Sales	Market Value as of October 31,	Share Balance as of October 31,		Change in Unrealized Gain	Realized
Security Name	2022	Purchases	In-Kind	Sales	In-Kind	2022	2022	Dividends	(Loss)	Gain/Loss
Cambria Foreign Shareholder Yield ETF	$3,557,864	$1,257,914	$2,441,866	$(2,583,621)	$–	$4,091,645	$191,027	$145,679	$(699,459)	$117,081
Cambria Global Real Estate ETF	2,684,615	134,191	2,311,536	(635,900)	–	4,114,170	164,690	86,015	(425,155)	44,883
Cambria Value and Momentum ETF	6,598,945	–	8,291,128	–	–	15,774,445	564,179	56,967	884,372	–
Cambria Shareholder Yield ETF	4,148,948	1,114,967	2,473,247	(3,200,471)	–	4,598,171	76,217	42,395	(926,684)	988,164
Cambria Global Value ETF	1,997,674	168,930	2,349,443	–	–	4,222,605	240,725	107,584	(293,442)	–
Cambria Emerging Shareholder Yield ETF	1,791,214	297,097	2,351,891	–	–	3,902,345	157,036	148,545	(537,857)	–
Cambria Tail Risk ETF	–	1,509,930	1,404,785	–	–	2,639,177	170,710	11,885	(275,538)	–
	$20,779,260	$4,483,029	$21,623,896	$(6,419,992)	$–	$39,342,558	$1,564,584	$599,070	$(2,273,763)	$1,150,128

As of October 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	25

Cambria Cannabis ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Country Composition
United States	50.27%
Canada	21.95%
Great Britain	11.42%
Ireland	7.19%
Israel	2.14%
92.97%

Percentages are based upon corporate bonds, U.S. Treasury obligations, common stocks, preferred stocks and convertible preferred stocks as a percentage of net assets.

Sector Weightings
Cambria Cannabis ETF
Consumer Staples	46.18%
Health Care	35.88%
Real Estate	6.35%
Materials	4.23%
Industrials	2.43%
Financials	2.32%
Consumer Discretionary	1.49%
Information Technology	1.12%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Cannabis ETF	Shares	Value
Common Stocks (92.97%)
Consumer Discretionary (1.39%)
Greenlane Holdings, Inc., Class A(a)(b)	31,180	$15,902
GrowGeneration Corp.(a)	50,730	181,106
		197,008

Consumer Staples (42.94%)
Altria Group, Inc.	19,000	879,130
British American Tobacco PLC	15,200	598,507
Constellation Brands, Inc., Class A	5,358	1,323,855
Imperial Brands PLC	42,028	1,023,721
NewAge, Inc.(a)	605,796	4,240
Philip Morris International, Inc.	8,436	774,847
Turning Point Brands, Inc.	26,676	628,486
Universal Corp.	11,400	576,954

	Shares	Value
Consumer Staples (continued)
Village Farms International, Inc.(a)(b)	133,304	$287,937
		6,097,677
Financials (2.16%)
AFC Gamma, Inc.	17,898	306,593

Health Care (33.36%)
Aurora Cannabis, Inc.(a)(b)	194,636	278,329
Canopy Growth Corp.(a)(b)	66,880	249,462
cbdMD, Inc.(a)	286,254	94,464
Charlottes Web Holdings, Inc.(a)(b)	392,730	308,453
Cronos Group, Inc.(a)(b)	190,836	631,667
Intercure, Ltd.(a)(b)	62,966	303,496
Jazz Pharmaceuticals PLC(a)	7,106	1,021,772
MyMD Pharmaceuticals, Inc.(a)(b)	65,398	181,152
Organigram Holdings, Inc.(a)(b)	518,510	529,034
SNDL, Inc.(a)	111,606	274,551
Tilray Brands, Inc.(a)(b)	169,518	689,938
Valens Co., Inc.(a)(b)	220,666	174,933
		4,737,251

Industrials (2.25%)
Agrify Corp.(a)	9,793	16,451
Hydrofarm Holdings Group, Inc.(a)	53,352	137,648
Urban-Gro, Inc.(a)(b)	40,964	166,314
		320,413

Information Technology (1.04%)
WM Technology, Inc.(a)(b)	72,352	148,322

Materials (3.93%)
Scotts Miracle-Gro Co.	12,160	558,266

Real Estate (5.90%)
Innovative Industrial Properties, Inc.	7,752	837,991

Total Common Stocks
(Cost $30,360,139)		13,203,521

The accompanying notes are an integral part of the financial statements.
26	www.cambriafunds.com

Cambria Cannabis ETF	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares	Value
Short-Term Investment (16.68%)
Fidelity Investments Money Market
Treasury Portfolio Institutional
Class, 3.01%(c)(d)(e)	2,369,113	$2,369,113

Total Short-Term Investment
(Cost $2,369,113)		2,369,113

Total Investments (109.65%)
(Cost $32,729,252)		$15,572,634

Liabilities Less Other Assets (-9.65%)		(1,371,037)

Net Assets (100.00%)		$14,201,597

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at October 31, 2022. The total value of securities on loan at October 31, 2022 was $2,092,867.
(c)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2022 was $2,369,113.
(e)	Rate shown is the 7-day effective yield as of October 31, 2022.

Investment Abbreviations:

ADR - American Depository Receipt

PLC - Public Limited Company

As of October 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	27

Cambria Global Real Estate ETF	Schedule of Investments
October 31, 2022 (Unaudited)

Sector Weightings
Cambria Global Real Estate ETF
Real Estate	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Real Estate ETF	Shares	Value
Common Stocks (96.53%)(a)
Australia (6.13%)
Arena REIT	90,912	$228,538
BWP Trust	100,032	261,061
Charter Hall Retail REIT	100,048	256,624
Hotel Property Investments, Ltd.	117,152	233,053
Vicinity, Ltd.	199,184	247,809
		1,227,085
Canada (5.06%)
Artis Real Estate Investment Trust	35,200	246,750
Boardwalk Real Estate Investment
Trust	8,000	284,685
City Office REIT, Inc.	17,600	186,912
H&R Real Estate Investment Trust	32,000	263,310
RioCan Real Estate Investment Trust	2,200	31,344
		1,013,001
Great Britain (3.20%)
ABRDN PROPERTY INCOME TRUST,
Ltd.	296,480	188,362
AEW UK REIT PLC	210,752	215,105
Custodian Reit PLC	233,776	237,264
		640,731
Guernsey (1.12%)
Balanced Commercial Property
Trust, Ltd.	233,104	223,216
Italy (1.01%)
Immobiliare Grande Distribuzione
SIIQ SpA	70,160	202,113
Mexico (4.86%)
Concentradora Fibra Danhos SA de
CV	299,200	369,979
FIBRA Macquarie Mexico(b)	225,600	299,350

	Shares	Value
Mexico (continued)
Fibra Uno Administracion SA de CV	260,800	$304,462
		973,791
Netherlands (1.31%)
Wereldhave NV	21,376	261,948
Singapore (2.49%)
Sasseur Real Estate Investment
Trust	508,800	255,191
SPH REIT	424,000	244,108
		499,299
South Africa (9.09%)
Fairvest, Ltd., Class B	1,228,784	215,403
Hyprop Investments, Ltd.	141,616	285,487
Investec Property Fund, Ltd.	455,488	252,928
Redefine Properties, Ltd.	1,229,952	273,193
SA Corporate Real Estate, Ltd.	2,246,720	280,095
Stor-Age Property REIT, Ltd.	342,256	243,713
Vukile Property Fund, Ltd.	367,904	269,387
		1,820,206
Turkey (6.29%)
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	1,854,112	439,268
Sinpas Gayrimenkul Yatirim
Ortakligi AS(c)	959,952	278,998
Yeni Gimat Gayrimenkul Ortakligi AS	369,142	541,390
		1,259,656
United States (55.97%)
Agree Realty Corp.	4,800	329,760
Alexander & Baldwin, Inc.	12,800	249,344
Armada Hoffler Properties, Inc.	22,592	264,100
Bluerock Homes Trust, Inc.(c)	1,400	35,420
Boston Properties, Inc.	3,248	236,130
Braemar Hotels & Resorts, Inc.	54,160	267,009
Brixmor Property Group, Inc.	12,800	272,768
Broadstone Net Lease, Inc.	12,800	219,392
Corporate Office Properties Trust	9,600	255,840
CTO Realty Growth, Inc.(d)	14,400	289,440
Elme Communities	12,800	244,352
EPR Properties	6,720	259,392
Equity Commonwealth	10,288	269,134
Extra Space Storage, Inc.	1,600	283,904
Four Corners Property Trust, Inc.	10,656	273,007
Franklin Street Properties Corp.	56,000	161,280
Getty Realty Corp.	9,328	293,739

The accompanying notes are an integral part of the financial statements.
28	www.cambriafunds.com

Cambria Global Real Estate ETF	Schedule of Investments
October 31, 2022 (Unaudited)

	Shares	Value
United States (continued)
Highwoods Properties, Inc.	6,400	$180,672
InvenTrust Properties Corp.	10,832	272,966
Kilroy Realty Corp.	4,800	205,152
Kimco Realty Corp.	12,800	273,664
Life Storage, Inc.	1,600	176,976
LTC Properties, Inc.	6,224	240,682
Mid-America Apartment Communities, Inc.	1,600	251,920
National Health Investors, Inc.	4,272	242,222
National Retail Properties, Inc.	6,400	268,992
National Storage Affiliates Trust	4,800	204,768
Necessity Retail REIT, Inc.	41,408	283,231
Omega Healthcare Investors, Inc.	8,400	266,952
One Liberty Properties, Inc.	9,600	216,384
Paramount Group, Inc.	35,200	227,744
Phillips Edison & Co., Inc.	8,368	252,211
Piedmont Office Realty Trust, Inc., Class A	16,000	167,200
Prologis, Inc.	2,282	252,731
Public Storage	1,120	346,920
Retail Opportunity Investments Corp.	16,000	231,680
Rexford Industrial Realty, Inc.	4,800	265,344
RPT Realty	22,400	208,320
Saul Centers, Inc.	6,400	262,080
SITE Centers Corp.	19,200	237,696
Universal Health Realty Income Trust	5,648	274,888
Urstadt Biddle Properties, Inc., Class A	16,000	299,840
VICI Properties, Inc.	11,200	358,624
Whitestone REIT	28,592	269,051
WP Carey, Inc.	3,472	264,914
		11,207,835
Total Common Stocks
(Cost $20,435,962)		19,328,881

	Shares	Value
Short-Term Investment (1.13%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 3.01%(e)(f)	226,800	$226,800

Total Short-Term Investment
(Cost $226,800)		226,800

Total Investments (97.66%)
(Cost $20,662,762)		$19,555,681

Other Assets Less Liabilities (2.34%)		468,755

Net Assets (100.00%)		$20,024,436

Percentages based on Net Assets.

(a)	Real Estate Investment Trust.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2022, the fair value of securities restricted under Rule 144A in the aggregate was $299,350, representing 1.49% of net assets.

(c)	Non-income producing security.
(d)	This security or a partial position of this security is on loan at October 31, 2022. The total value of securities on loan at October 31, 2022 was $217,080.

(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2022 was $226,800.

(f)	Rate shown is the 7-day effective yield as of October 31, 2022.

Investment Abbreviations:

AS- Turkish Joint Stock Companies

NV- Dutch Public Limited Liability Companies

PLC- Public Limited Company

REIT- Real Estate Investment Trust

SA de CV- Mexican Public Limited Company with Variable Capital

As of October 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	29

Cambria ETF Trust	Statements of Assets and Liabilities
October 31, 2022 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Assets
Unaffiliated Investments at Value*	$631,414,974	$80,397,379	$92,536,879	$147,192,482
Affiliated Investments at Value	–	–	–	36,397,796
Foreign Currency at Value	–	314,512	232,995	–
Cash and cash equivalents	4,152,532	268,943	413,959	3,390,086
Dividends receivable, Net	180,114	562,016	187,352	–
Capital gains tax payable	–	–	–	20,500
Reclaims receivable	14,597	173,421	287,463	–
Receivable for capital shares sold	11,982,878	177,079	18,866	–
Other assets	23,756	4,359	764	7,254
Total Assets	647,768,851	81,897,709	93,678,278	187,008,118

Liabilities
Payable for collateral upon return of securities loaned	17,734,232	1,711,689	1,028,658	10,747,472
Unrealized Depreciation on Foreign Currency Spot Contracts	–	–	5	–
Payable for investments purchased	12,000,781	–	–	–
Due to broker for purchased options	–	–	–	–
Payable due to investment adviser	254,058	34,590	44,775	83,304
Custodian fees payable	–	–	44,223	–
Other liabilities	–	–	–	–
Total Liabilities	29,989,071	1,746,279	1,117,661	10,830,776

Net Assets	$617,779,780	$80,151,430	$92,560,617	$176,177,342

Net Assets Consists of
Paid-in Capital	$628,771,317	$99,147,859	$143,898,297	$179,287,636
Total Distributable Loss	(10,991,537)	(18,996,429)	(51,337,680)	(3,110,294)

Net Assets	$617,779,780	$80,151,430	$92,560,617	$176,177,342
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	10,250,000	3,750,010	5,300,010	6,100,001
Net Asset Value, Offering and Redemption Price Per Share	$60.27	$21.37	$17.46	$28.88
Unaffiliated Investments at Cost	$644,464,290	$94,068,153	$118,168,307	$147,889,788
Affiliated Investments at Cost	$–	$–	$–	$35,596,130
Cost of Foreign Currency	$(267)	$312,610	$222,192	$–
*Includes value of securities on loan	$17,412,667	$1,741,050	$946,017	$10,524,582

The accompanying notes are an integral part of the financial statements.
30	www.cambriafunds.com

Cambria ETF Trust	Statements of Assets and Liabilities
October 31, 2022 (Unaudited)

	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Global Tail Risk ETF	Cambria Emerging Shareholder Yield ETF
Assets
Unaffiliated Investments at Value*	$33,717,531	$109,506,148	$5,032,454	$95,306,554
Affiliated Investments at Value	15,383,857	–	–	–
Foreign Currency at Value	–	–	19,756	396,031
Cash and cash equivalents	555,833	–	295,153	1,722,332
Cash at Broker for futures contracts	–	17,779,176	397,907	–
Dividends receivable, Net	–	81,653	–	26,084
Variation Margin Receivable	–	661,919	–	–
Capital gains tax payable	22,090	–	–	–
Reclaims receivable	–	–	4,804	1,010
Receivable for investments sold	–	–	–	2,627
Interest receivable	–	–	2,152	–
Other assets	6,572	419	135	8,002
Total Assets	49,685,883	128,029,315	5,752,361	97,462,640

Liabilities
Payable for collateral upon return of securities loaned	8,026,960	3,018,226	313,344	2,246,053
Unrealized Depreciation on Foreign Currency Spot Contracts	–	–	–	–
Cash and cash equivalents overdraft	–	649,999	–	–
Due to broker for purchased options	–	–	–	–
Payable due to investment adviser	–	58,649	2,696	43,856
Custodian fees payable	–	–	–	10,352
Other liabilities	–	–	–	–
Total Liabilities	8,026,960	3,726,874	316,040	2,300,261

Net Assets	$41,658,923	$124,302,441	$5,436,321	$95,162,379

Net Assets Consists of
Paid-in Capital	$44,971,118	$123,350,856	$6,907,035	$124,522,762
Total Distributable Earnings/(Loss)	(3,312,195)	951,585	(1,470,714)	(29,360,383)

Net Assets	$41,658,923	$124,302,441	$5,436,321	$95,162,379
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	1,600,001	4,450,004	250,000	3,850,004
Net Asset Value, Offering and Redemption Price Per Share	$26.04	$27.93	$21.75	$24.72
Unaffiliated Investments at Cost	$37,037,488	$98,285,772	$5,359,788	$123,163,602
Affiliated Investments at Cost	$15,986,600	$–	$–	$–
Cost of Foreign Currency	$–	$–	$34,195	$398,979
*Includes value of securities on loan	$7,803,525	$2,990,809	$306,816	$2,128,614

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	31

Cambria ETF Trust	Statements of Assets and Liabilities
October 31, 2022 (Unaudited)

	Cambria Tail Risk ETF	Cambria Trinity ETF	Cambria Cannabis ETF	Cambria Global Real Estate ETF
Assets
Unaffiliated Investments at Value*	$318,726,131	$66,877,736	$15,572,634	$19,555,681
Affiliated Investments at Value	–	39,342,558	–	–
Foreign Currency at Value	–	–	803,348	153,306
Cash and cash equivalents	17,708,675	1,354,306	171,524	514,190
Cash at Broker for futures contracts	18,033,937	–	–	–
Dividends receivable, Net	–	–	23,152	24,268
Capital gains tax payable	–	16,437	–	–
Reclaims receivable	–	–	–	11,998
Receivable for capital shares sold	6,189,780	–	–	–
Receivable for investments sold	1,447,276	–	–	–
Receivable due from Advisor	–	–	1,887	–
Interest receivable	978,555	–	–	–
Other assets	–	11,937	4,713	1,736
Total Assets	363,084,354	107,602,974	16,577,258	20,261,179

Liabilities
Payable for collateral upon return of securities loaned	–	–	2,369,113	226,800
Unrealized Depreciation on Foreign Currency Spot Contracts	–	–	–	–
Payable for investments purchased	5,546,774	–	–	–
Cash and cash equivalents overdraft	–	–	–	–
Due to broker for purchased options	17,708,675	–	–	–
Fund shares redeemed	3,094,890	–	–	–
Payable due to investment adviser	164,665	–	6,548	9,943
Other liabilities	–	–	–	–
Total Liabilities	26,515,004	–	2,375,661	236,743

Net Assets	$336,569,350	$107,602,974	$14,201,597	$20,024,436

Net Assets Consists of
Paid-in Capital	$474,938,658	$109,175,669	$37,032,335	$23,060,429
Total Distributable Loss	(138,369,308)	(1,572,695)	(22,830,738)	(3,035,993)

Net Assets	$336,569,350	$107,602,974	$14,201,597	$20,024,436
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	21,750,002	4,300,002	1,900,002	800,002
Net Asset Value, Offering and Redemption Price Per Share	$15.47	$25.02	$7.47	$25.03
Unaffiliated Investments at Cost	$374,605,707	$69,251,220	$32,729,252	$20,662,762
Affiliated Investments at Cost	$–	$40,170,497	$–	$–
Cost of Foreign Currency	$–	$–	$805,365	$152,829
*Includes value of securities on loan	$–	$–	$2,092,867	$217,080

The accompanying notes are an integral part of the financial statements.
32	www.cambriafunds.com

Cambria ETF Trust	Statements of Operations
For the Six Months Ended October 31, 2022 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$8,263,862	$3,686,106	$2,881,958	$829,513
Dividend Income from Affiliated Investments	–	–	328,977	145,616
Income from Securities Lending	136,689	27,615	19,531	45,247
Less: Foreign Taxes Withheld	–	(193,228)	(250,281)	–
Total Investment Income	8,400,551	3,520,493	2,980,185	1,020,376

Expenses:
Management Fees	1,580,250	214,893	265,832	351,261
Custodian Fees	–	–	54,017	–
Total Expenses	1,580,250	214,893	319,849	351,261
Net Expenses	1,580,250	214,893	319,849	351,261
Net Investment Income	6,820,301	3,305,600	2,660,336	669,115

Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Gain/(Loss) on Unaffiliated Investments(a)	(1,313,548)	(3,171,252)	457,941	(761,372)
Net Realized Gain on Affiliated Investments(a)	–	–	621,826	197,662
Net Realized Loss on Foreign Currency Transactions	–	(117,194)	(92,888)	–
Net Change in Unrealized Depreciation on Unaffiliated Investments	(1,844,350)	(11,747,222)	(11,696,503)	(6,311,190)
Net Change in Unrealized Depreciation on Affiliated Investments	–	–	(2,573,718)	(1,309,052)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(492)	10,067	(6,303)	–
Net Realized and Unrealized (Loss) on Investments	(3,158,390)	(15,025,601)	(13,289,645)	(8,183,952)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$3,661,911	$(11,720,001)	$(10,629,309)	$(7,514,837)

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	33

Cambria ETF Trust	Statements of Operations
For the Six Months Ended October 31, 2022 (Unaudited)

	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Global Tail Risk ETF	Cambria Emerging Shareholder Yield ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$382,319	$569,429	$74,211	$5,397,526
Dividend Income from Affiliated Investments	492,460	–	–	–
Interest Income	–	–	16,367	–
Income from Securities Lending	27,844	2,418	417	27,027
Less: Foreign Taxes Withheld	–	–	4,882	(673,503)
Other Income	–	1,045	2,795	–
Total Investment Income	902,623	572,892	98,672	4,751,050

Expenses:
Management Fees	–	178,705	14,731	271,649
Custodian Fees	–	–	–	26,942
Total Expenses	–	178,705	14,731	298,591
Net Expenses	–	178,705	14,731	298,591
Net Investment Income	902,623	394,187	83,941	4,452,459

Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Gain/(Loss) on Unaffiliated Investments(a)	99,665	(2,351,656)	(289,492)	(2,538,833)
Net Realized Gain on Affiliated Investments(a)	153,592	–	–	–
Net Realized Gain on Purchased Options	–	–	563,090	–
Net Realized Gain on Futures Contracts	–	2,429,527	–	–
Net Realized Loss on Foreign Currency Transactions	–	–	(806,965)	(112,193)
Net Change in Unrealized Appreciation/(Depreciation) on Unaffiliated Investments	(2,668,328)	8,493,826	651,786	(16,900,577)
Net Change in Unrealized Depreciation on Affiliated Investments	(1,973,953)	–	–	–
Net Change in Unrealized Depreciation on Purchased Options	–	–	(173,406)	–
Net Change in Unrealized Depreciation on Futures Contracts	–	(2,823,410)	–	–
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	–	–	(8,971)	8,709
Change in Accumulated Foreign Capital Gains Tax on Appreciated Securities	–	–	–	445,090
Net Realized and Unrealized Gain/(Loss) on Investments	(4,389,024)	5,748,287	(63,958)	(19,097,804)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(3,486,401)	$6,142,474	$19,983	$(14,645,345)

The accompanying notes are an integral part of the financial statements.
34	www.cambriafunds.com

Cambria ETF Trust	Statements of Operations
For the Six Months Ended October 31, 2022 (Unaudited)

	Cambria Tail Risk ETF	Cambria Trinity ETF	Cambria Cannabis ETF	Cambria Global Real Estate ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$–	$412,863	$204,017	$794,517
Dividend Income from Affiliated Investments	–	599,070	–	–
Interest Income	2,429,813	–	–	–
Income from Securities Lending	–	25,199	50,377	4,987
Less: Foreign Taxes Withheld	–	–	–	(30,094)
Other Income	2,031,979	–	–	–
Total Investment Income	4,461,792	1,037,132	254,394	769,410

Expenses:
Management Fees	1,303,999	–	47,528	54,946
Total Expenses	1,303,999	–	47,528	54,946
Waiver of Management Fees	–	–	(13,694)	–
Net Expenses	1,303,999	–	33,834	54,946
Net Investment Income	3,157,793	1,037,132	220,560	714,464

Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Gain/(Loss) on Unaffiliated Investments(a)	(21,978,130)	99,358	(3,769,771)	(2,017,290)
Net Realized Gain on Affiliated Investments(a)	–	1,150,128	–	–
Net Realized Gain on Purchased Options	10,520,096	–	–	–
Net Realized Loss on Foreign Currency Transactions	–	–	(19,662)	(27,341)
Net Change in Unrealized Depreciation on Unaffiliated Investments	(7,461,091)	(3,104,123)	(1,028,422)	(1,357,939)
Net Change in Unrealized Depreciation on Affiliated Investments	–	(2,273,763)	–	–
Net Change in Unrealized Appreciation on Purchased Options	2,286,893	–	–	–
Net Change in Unrealized Depreciation on Purchased Options	(20,153,838)	–	–	–
Net Change in Unrealized Appreciation on Foreign Currency Translation	–	–	693	3,222
Net Realized and Unrealized (Loss) on Investments	(36,786,070)	(4,128,400)	(4,817,162)	(3,399,348)
Net Decrease in Net Assets Resulting From Operations	$(33,628,277)	$(3,091,268)	$(4,596,602)	$(2,684,884)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	35

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF
	Period Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Period Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment Income	$6,820,301	$6,723,591	$3,305,600	$2,103,271
Net realized Gain/(Loss) on Investments(a)	(1,313,548)	24,008,520	(3,171,252)	3,912,779
Net realized Loss on Foreign Currency Transactions	–	–	(117,194)	(77,817)
Net Change in Unrealized Depreciation on Investments	(1,844,350)	(45,323,782)	(11,747,222)	(7,425,477)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(492)	(390)	10,067	(50,342)
Net increase/(decrease) in net assets resulting from operations	3,661,911	(14,592,061)	(11,720,001)	(1,537,586)

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(6,744,824)	(8,265,061)	(3,417,429)	(2,195,125)
Net decrease from distributions	(6,744,824)	(8,265,061)	(3,417,429)	(2,195,125)

Capital Share Transactions
Issued	141,558,465	352,298,119	28,533,887	41,439,595
Redeemed	(35,230,166)	(92,929,771)	–	(1,367,461)
Increase in Net Assets from Capital Share Transactions	106,328,299	259,368,348	28,533,887	40,072,134
Total Net Increase in Net Assets	103,245,386	236,511,226	13,396,457	36,339,423

Net Assets
Beginning of Period	514,534,394	278,023,168	66,754,973	30,415,550
End of Period	$617,779,780	$514,534,394	$80,151,430	$66,754,973

Share Transactions:
Issued	2,400,000	5,500,000	1,200,000	1,500,000
Redeemed	(600,000)	(1,500,000)	–	(50,000)
Net increase in Shares Outstanding from Share Transactions	1,800,000	4,000,000	1,200,000	1,450,000

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
36	www.cambriafunds.com

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Global Value ETF		Cambria Global Momentum ETF
	Period Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Period Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment Income	$2,660,336	$5,108,664	$669,115	$2,690,972
Net realized Gain/(Loss) on Investments(a)	1,079,767	2,469,071	(563,710)	8,172,046
Net realized Loss on Foreign Currency Transactions	(92,888)	(332,086)	–	–
Net Change in Unrealized Depreciation on Investments	(14,270,221)	(15,809,759)	(7,620,242)	(5,150,719)
Net Change in Unrealized Depreciation on Foreign Currency Translation	(6,303)	(41,369)	–	–
Net increase/(decrease) in net assets resulting from operations	(10,629,309)	(8,605,479)	(7,514,837)	5,712,299

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(3,621,735)	(4,429,824)	(537,459)	(2,629,099)
Return of capital	–	–	–	(137,036)
Net decrease from distributions	(3,621,735)	(4,429,824)	(537,459)	(2,766,135)

Capital Share Transactions
Issued	16,553,889	4,834,036	113,099,354	20,685,690
Redeemed	(12,128,559)	(12,262,971)	(10,432,276)	(4,502,967)
Increase/(Decrease) in Net Assets from Capital Share Transactions	4,425,330	(7,428,935)	102,667,078	16,182,723
Total Net Increase/(Decrease) in Net Assets	(9,825,714)	(20,464,238)	94,614,782	19,128,887

Net Assets
Beginning of Period	102,386,331	122,850,569	81,562,560	62,433,673
End of Period	$92,560,617	$102,386,331	$176,177,342	$81,562,560

Share Transactions:
Issued	950,000	200,000	3,850,000	650,000
Redeemed	(650,000)	(550,000)	(350,000)	(150,000)
Net increase/(decrease) in Shares Outstanding from Share Transactions	300,000	(350,000)	3,500,000	500,000

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	37

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Global Asset Allocation ETF		Cambria Value and Momentum ETF
	Period Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Period Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment Income	$902,623	$3,300,531	$394,187	$244,878
Net realized Gain on Investments(a)	253,257	1,389,064	77,871	2,416,135
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(4,642,281)	(6,066,013)	5,670,416	72,980
Net increase/(decrease) in net assets resulting from operations	(3,486,401)	(1,376,418)	6,142,474	2,733,993

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(777,584)	(3,290,869)	(350,535)	(252,960)
Net decrease from distributions	(777,584)	(3,290,869)	(350,535)	(252,960)

Capital Share Transactions
Issued	1,376,096	1,598,155	88,353,255	12,729,952
Redeemed	(1,386,118)	(3,059,032)	(1,311,389)	(2,308,993)
Increase/(Decrease) in Net Assets from Capital Share Transactions	(10,022)	(1,460,877)	87,041,866	10,420,959
Total Net Increase/(Decrease) in Net Assets	(4,274,007)	(6,128,164)	92,833,805	12,901,992

Net Assets
Beginning of Period	45,932,930	52,061,094	31,468,636	18,566,644
End of Period	$41,658,923	$45,932,930	$124,302,441	$31,468,636

Share Transactions:
Issued	50,000	50,000	3,300,000	500,000
Redeemed	(50,000)	(100,000)	(50,000)	(100,000)
Net increase/(decrease) in Shares Outstanding from Share Transactions	–	(50,000)	3,250,000	400,000

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
38	www.cambriafunds.com

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Global Tail Risk ETF		Cambria Emerging Shareholder Yield ETF
	Period Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Period Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment Income	$83,941	$194,294	$4,452,459	$4,226,440
Net realized Gain/(Loss) on Investments(a)	273,598	(685,535)	(2,538,833)	5,058,295
Net realized Loss on Foreign Currency Transactions	(806,965)	(5,220)	(112,193)	(335,746)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	478,380	1,870	(16,900,577)	(26,176,753)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(8,971)	(8,332)	8,709	(12,418)
Change in Accumulated Foreign Capital Gains Tax on Appreciated Securities	–	–	445,090	(487,315)
Net increase/(decrease) in net assets resulting from operations	19,983	(502,923)	(14,645,345)	(17,727,497)

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	–	–	(4,602,463)	(5,778,188)
Net decrease from distributions	–	–	(4,602,463)	(5,778,188)

Capital Share Transactions
Issued	3,304,059	–	23,222,066	54,571,685
Redeemed	(2,243,563)	(2,242,970)	(2,492,086)	–
Increase/(Decrease) in Net Assets from Capital Share Transactions	1,060,496	(2,242,970)	20,729,980	54,571,685
Total Net Increase/(Decrease) in Net Assets	1,080,479	(2,745,893)	1,482,172	31,066,000

Net Assets
Beginning of Period	4,355,842	7,101,735	93,680,207	62,614,207
End of Period	$5,436,321	$4,355,842	$95,162,379	$93,680,207

Share Transactions:
Issued	150,000	–	850,000	1,500,000
Redeemed	(100,000)	(100,000)	(100,000)	–
Net increase/(decrease) in Shares Outstanding from Share Transactions	50,000	(100,000)	750,000	1,500,000

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	39

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Tail Risk ETF		Cambria Trinity ETF
	Period Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Period Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment Income	$3,157,793	$2,367,330	$1,037,132	$2,675,511
Net realized Gain/(Loss) on Investments(a)	(11,458,034)	(30,444,106)	1,249,486	2,433,778
Net Change in Unrealized Depreciation on Investments	(25,328,036)	(10,327,691)	(5,377,886)	(3,486,814)
Net increase/(decrease) in net assets resulting from operations	(33,628,277)	(38,404,467)	(3,091,268)	1,622,475

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(3,150,357)	(2,160,957)	(677,488)	(2,736,330)
Net decrease from distributions	(3,150,357)	(2,160,957)	(677,488)	(2,736,330)

Capital Share Transactions
Issued	193,832,956	389,348,766	60,414,196	11,021,009
Redeemed	(224,907,204)	(226,356,387)	–	(2,727,635)
Increase/(Decrease) in Net Assets from Capital Share Transactions	(31,074,248)	162,992,379	60,414,196	8,293,374
Total Net Increase/(Decrease) in Net Assets	(67,852,882)	122,426,955	56,645,440	7,179,519

Net Assets
Beginning of Period	404,422,232	281,995,277	50,957,534	43,778,015
End of Period	$336,569,350	$404,422,232	$107,602,974	$50,957,534

Share Transactions:
Issued	11,350,000	21,650,000	2,400,000	400,000
Redeemed	(13,500,000)	(12,800,000)	–	(100,000)
Net increase/(decrease) in Shares Outstanding from Share Transactions	(2,150,000)	8,850,000	2,400,000	300,000

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
40	www.cambriafunds.com

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Cannabis ETF		Cambria Global Real Estate ETF
	Period Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Period Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment Income	$220,560	$529,964	$714,464	$568,427
Net realized Gain/(Loss) on Investments(a)	(3,769,771)	1,268,445	(2,017,290)	1,171,151
Net realized Loss on Foreign Currency Transactions	(19,662)	(9,442)	(27,341)	(125,068)
Net Change in Unrealized Depreciation on Investments	(1,028,422)	(19,371,844)	(1,357,939)	(1,199,398)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	693	(2,255)	3,222	(5,219)
Net increase/(decrease) in net assets resulting from operations	(4,596,602)	(17,585,132)	(2,684,884)	409,893

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(169,442)	(724,710)	(396,618)	(1,916,834)
Return of capital	–	–	–	(115,789)
Net decrease from distributions	(169,442)	(724,710)	(396,618)	(2,032,623)

Capital Share Transactions
Issued	–	1,574,943	8,459,433	14,340,841
Redeemed	(812,399)	(2,156,187)	(9,162,042)	(3,154,770)
Increase/(Decrease) in Net Assets from Capital Share Transactions	(812,399)	(581,244)	(702,609)	11,186,071
Total Net Increase/(Decrease) in Net Assets	(5,578,443)	(18,891,086)	(3,784,111)	9,563,341

Net Assets
Beginning of Period	19,780,040	38,671,126	23,808,547	14,245,206
End of Period	$14,201,597	$19,780,040	$20,024,436	$23,808,547

Share Transactions:
Issued	–	100,000	350,000	450,000
Redeemed	(100,000)	(150,000)	(350,000)	(100,000)
Net increase/(decrease) in Shares Outstanding from Share Transactions	(100,000)	(50,000)	–	350,000

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	41

Cambria Shareholder Yield ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
Net Asset Value, Beginning of Year/Period	$60.89		$62.48	$29.82	$37.47	$37.98	$33.97
Income/(loss) from investment operations:
Net Investment Income(a)	0.75		1.17	0.88	0.86	0.79	0.64
Net Realized and Unrealized Gain (Loss) on Investments	(0.64)		(1.27)	32.60	(7.66)	(0.40)	3.94
Total from Operations	0.11		(0.10)	33.48	(6.80)	0.39	4.58

Distributions:
Distributions from Net Investment Income	(0.73)		(1.23)	(0.82)	(0.85)	(0.90)	(0.54)
Distributions from Net Realized Gains	–		(0.26)	–	–	–	(0.03)
Total Distributions	(0.73)		(1.49)	(0.82)	(0.85)	(0.90)	(0.57)

Net Asset Value, End of Year/Period	$60.27		$60.89	$62.48	$29.82	$37.47	$37.98

Total Return(b)	0.31%		(0.21)%	113.92%	(18.43)%	1.10%	13.58%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$617,780		$514,534	$278,023	$61,127	$112,414	$142,440
Ratio of Expenses to Average Net Assets	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income/(Loss) to Average Net Assets	2.55	%(c)	1.85%	1.95%	2.40%	2.13%	1.77%
Portfolio Turnover(b)(d)	23%		51%	37%	30%	28%	16%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
42	www.cambriafunds.com

Cambria Foreign Shareholder Yield ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
Net Asset Value, Beginning of Year/Period	$26.18		$27.65	$17.86	$23.56	$26.58	$23.03
Income/(loss) from investment operations:
Net Investment Income(a)	1.07		1.28	0.75	0.90	1.06	0.70
Net Realized and Unrealized Gain (Loss) on Investments	(4.78)		(1.32)	9.86	(5.60)	(2.79)	3.60
Total from Operations	(3.71)		(0.04)	10.61	(4.70)	(1.73)	4.30

Distributions:
Distributions from Net Investment Income	(1.10)		(1.43)	(0.82)	(1.00)	(1.29)	(0.75)
Total Distributions	(1.10)		(1.43)	(0.82)	(1.00)	(1.29)	(0.75)

Net Asset Value, End of Year/Period	$21.37		$26.18	$27.65	$17.86	$23.56	$26.58

Total Return(b)	(14.31)%		(0.31)%	60.72%	(20.47)%	(6.34)%	19.03%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$80,151		$66,755	$30,416	$17,862	$27,095	$46,511
Ratio of Expenses to Average Net Assets	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income/(Loss) to Average Net Assets	9.08	%(c)	4.68%	3.29%	4.04%	4.32%	2.78%
Portfolio Turnover(b)(d)	28%		63%	59%	47%	53%	44%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	43

Cambria Global Value ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
Net Asset Value, Beginning of Year/Period	$20.48		$22.96	$16.37	$23.37	$26.05	$22.66
Income/(loss) from investment operations:
Net Investment Income(a)	0.55		0.96	0.53	0.62	0.64	0.56
Net Realized and Unrealized Gain (Loss) on Investments	(2.80)		(2.60)	6.44	(6.91)	(2.33)	3.34
Total from Operations	(2.25)		(1.64)	6.97	(6.29)	(1.69)	3.90

Distributions:
Distributions from Net Investment Income	(0.77)		(0.84)	(0.38)	(0.71)	(0.61)	(0.51)
Distributions from Net Realized Gains	–		–	–	–	(0.38)	–
Total Distributions	(0.77)		(0.84)	(0.38)	(0.71)	(0.99)	(0.51)

Net Asset Value, End of Year/Period	$17.46		$20.48	$22.96	$16.37	$23.37	$26.05

Total Return(b)	(11.04)%		(7.47)%	43.20%	(27.71)%	(6.24)%	17.42%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$92,561		$102,386	$122,851	$96,587	$158,894	$210,975
Ratio of Expenses to Average Net Assets	0.71	%(c)	0.66%	0.66%	0.65%	0.69%	0.68%
Ratio of Net Investment Income/(Loss) to Average Net Assets	5.90	%(c)	4.19%	2.75%	2.84%	2.74%	2.22%
Portfolio Turnover(b)(d)	60%		3%	14%	25%	20%	14%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
44	www.cambriafunds.com

Cambria Global Momentum ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
Net Asset Value, Beginning of Year/Period	$31.37		$29.73	$23.07	$25.09	$27.39	$24.72
Income/(loss) from investment operations:
Net Investment Income(a)	0.17		1.28	0.29	0.56	0.62	0.42
Net Realized and Unrealized Gain (Loss) on Investments	(2.50)		1.68	6.69	2.02	(2.33)	2.75
Total from Operations	(2.33)		2.96	6.98	(1.46)	(1.71)	3.17

Distributions:
Distributions from Net Investment Income	(0.16)		(1.25)	(0.30)	(0.54)	(0.59)	(0.50)
Return of Capital	–		(0.07)	(0.02)	(0.02)	–	–
Total Distributions	(0.16)		(1.32)	(0.32)	(0.56)	(0.59)	(0.50)

Net Asset Value, End of Year/Period	$28.88		$31.37	$29.73	$23.07	$25.09	$27.39

Total Return(b)	(7.45)%		10.19%	30.49%	(6.02)%	(6.23)%	12.97%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$176,177		$81,563	$62,434	$78,449	$129,199	$105,457
Ratio of Expenses to Average Net Assets(c)	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income/(Loss) to Average Net Assets(e)	1.12	%(d)	4.19%	1.13%	2.25%	2.39%	1.57%
Portfolio Turnover(b)(f)	160%		69%	115%	251%	204%	50%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Annualized.
(e)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underling investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	45

Cambria Global Asset Allocation ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
Net Asset Value, Beginning of Year/Period	$28.71		$31.55	$24.36	$26.82	$27.38	$25.64
Income/(loss) from investment operations:
Net Investment Income(a)	0.56		1.99	0.58	0.86	0.75	0.74
Net Realized and Unrealized Gain (Loss) on Investments	(2.74)		(2.85)	7.33	(2.36)	(0.53)	1.66
Total from Operations	(2.18)		(0.86)	7.91	(1.50)	0.22	2.40

Distributions:
Distributions from Net Investment Income	(0.49)		(1.98)	(0.72)	(0.85)	(0.77)	(0.66)
Distributions from Net Realized Gains	–		–	–	(0.11)	(0.01)	–
Total Distributions	(0.49)		(1.98)	(0.72)	(0.96)	(0.78)	(0.66)

Net Asset Value, End of Year/Period	$26.04		$28.71	$31.55	$24.36	$26.82	$27.38

Total Return(b)	(7.60)%		(3.01)%	33.00%	(5.87)%	0.91%	9.43%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$41,659		$45,933	$52,061	$49,930	$64,368	$67,073
Ratio of Expenses to Average Net Assets(c)	0.00	%(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of Net Investment Income/(Loss) to Average Net Assets(e)	4.09	%(d)	6.36%	2.07%	3.24%	2.85%	2.72%
Portfolio Turnover(b)(f)	0%		8%	20%	9%	2%	30%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Annualized.
(e)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underling investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
46	www.cambriafunds.com

Cambria Value and Momentum ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019		Year Ended April 30, 2018
Net Asset Value, Beginning of Year/Period	$26.22		$23.21	$16.64		$20.83	$25.09		$23.69
Income/(loss) from investment operations:
Net Investment Income(a)	0.18		0.25	0.14		0.18	0.21		0.24
Net Realized and Unrealized Gain (Loss) on Investments	1.67		3.02	6.63		(4.17)	(4.23)		1.27
Total from Operations	1.85		3.27	6.77		(3.99)	(4.02)		1.51

Distributions:
Distributions from Net Investment Income	(0.14)		(0.26)	(0.20)		(0.20)	(0.24)		(0.11)
Total Distributions	(0.14)		(0.26)	(0.20)		(0.20)	(0.24)		(0.11)

Net Asset Value, End of Year/Period	$27.93		$26.22	$23.21		$16.64	$20.83		$25.09

Total Return(b)	7.11%		14.17%	41.05%		(19.32)%	(16.10)%		6.40%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$124,302		$31,469	$18,567		$10,818	$19,790		$32,617
Ratio of Expenses to Average Net Assets	0.63	%(c)(d)	0.59%	0.61	%(e)	0.63%	0.64	%(f)	0.65	%(g)
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.39	%(c)	1.02%	0.70%		0.92%	0.86%		1.00%
Portfolio Turnover(b)(h)	39%		78%	97%		76%	89%		93%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Annualized.
(d)	Includes broker expense of 0.04%.
(e)	Includes broker expense of 0.02%.
(f)	Includes broker expense of 0.05%.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(h)	Includes broker expense of 0.06%.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	47

Cambria Global Tail Risk ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021 (a)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
Net Asset Value, Beginning of Year/Period	$21.78		$23.67	$23.57		$24.83	$27.57	$27.20
Income/(loss) from investment operations:
Net Investment Income(b)	0.37		0.71	0.94		1.18	1.18	1.39
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)		(2.60)	(0.69	)(c)	(1.36)	(2.70)	0.64 (c)
Total from Operations	(0.03)		(1.89)	0.25		(0.18)	(1.52)	2.03

Distributions:
Distributions from Net Investment Income	–		–	–		(0.96)	(1.09)	(1.44)
Distributions from Net Realized Gains	–		–	–		(0.12)	(0.13)	(0.22)
Return of Capital	–		–	(0.15)		–	–	–
Total Distributions	–		–	(0.15)		(1.08)	(1.22)	(1.66)

Net Asset Value, End of Year/Period	$21.75		$21.78	$23.67		$23.57	$24.83	$27.57

Total Return(d)	–%		(7.98)%	1.03%		(1.00)%	(5.44)%	7.56%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$5,436		$4,356	$7,102		$22,388	$18,623	$19,299
Ratio of Expenses to Average Net Assets	0.59	%(e)	0.59%	0.59%		0.59%	0.59%	0.59%
Ratio of Net Investment Income/(Loss) to Average Net Assets	3.36	%(e)	3.18%	3.71%		4.72%	4.69%	4.97%
Portfolio Turnover(d)(f)	48%		1%	53%		36%	37%	25%

(a)	Prior to March 15, 2021, the Cambria Global Tail Risk ETF was known as the Cambria Sovereign Bond ETF.
(b)	Per share data calculated using the average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains of investments for the period because of the sales and repurchases of the fund shares in relation to fluctuating market value of the investments of the fund.
(d)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
48	www.cambriafunds.com

Cambria Emerging Shareholder Yield ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
Net Asset Value, Beginning of Year/Period	$30.22		$39.13	$24.97	$31.38	$35.83	$29.40
Income/(loss) from investment operations:
Net Investment Income(a)	1.33		1.81	1.27	1.30	1.29	1.01
Net Realized and Unrealized Gain (Loss) on Investments	(5.46)		(8.01)	14.04	(6.35)	(3.58)	6.40
Total from Operations	(4.13)		(6.20)	15.31	(5.05)	(2.29)	7.41
Distributions:
Distributions from Net Investment Income	(1.37)		(2.16)	(1.15)	(1.36)	(1.05)	(0.98)
Distributions from Net Realized Gains	–		(0.55)	–	–	(1.11)	–
Total Distributions	(1.37)		(2.71)	(1.15)	(1.36)	(2.16)	(0.98)

Net Asset Value, End of Year/Period	$24.72		$30.22	$39.13	$24.97	$31.38	$35.83

Total Return(b)	(13.64)%		(16.81)%	63.04%	(16.89)%	(5.80)%	25.75%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$95,162		$93,680	$62,614	$28,713	$20,395	$30,458

Ratio of Expenses to Average Net Assets	0.65	%(c)	0.64%	0.65%	0.69%	0.66%	0.65%
Ratio of Net Investment Income/(Loss) to Average Net Assets	9.67	%(c)	5.14%	4.00%	4.38%	4.09%	2.99%
Portfolio Turnover(b)(d)	34%		45%	29%	81%	115%	26%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	49

Cambria Tail Risk ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
Net Asset Value, Beginning of Year/Period	$16.92		$18.74	$22.65	$19.87	$21.58	$24.74
Income/(loss) from investment operations:
Net Investment Income(a)	0.12		0.13	0.04	0.27	0.39	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(1.45)		(1.84)	(3.92)	2.77	(1.73)	(3.27)
Total from Operations	(1.33)		(1.71)	(3.88)	3.04	(1.34)	(2.89)
Distributions:
Distributions from Net Investment Income	(0.12)		(0.11)	(0.03)	(0.26)	(0.37)	(0.27)
Total Distributions	(0.12)		(0.11)	(0.03)	(0.26)	(0.37)	(0.27)
Net Asset Value, End of Year/Period	$15.47		$16.92	$18.74	$22.65	$19.87	$21.58

Total Return(b)	(7.89)%		(9.14)%	(17.13)%	15.47%	(6.31)%	(11.74)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$336,569		$404,422	$281,995	$132,488	$37,745	$22,658

Ratio of Expenses to Average Net Assets	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.43	%(c)	0.69%	0.18%	1.31%	1.89%	1.66%
Portfolio Turnover(b)(d)	30%		60%	155%	19%	56%	56%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
50	www.cambriafunds.com

Cambria Trinity ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Year/Period	$26.82		$27.36	$21.32	$24.22	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.41		1.59	0.42	0.65	0.39
Net Realized and Unrealized Gain (Loss) on Investments	(1.99)		(0.51)	6.07	(2.91)	(0.83)
Total from Operations	(1.58)		1.08	6.49	(2.26)	(0.44)
Distributions:
Distributions from Net Investment Income	(0.22)		(1.60)	(0.45)	(0.62)	(0.34)
Distributions from Net Realized Gains	–		(0.02)	–	(0.02)	–
Total Distributions	(0.22)		(1.62)	(0.45)	(0.64)	(0.34)
Net Asset Value, End of Year/Period	$25.02		$26.82	$27.36	$21.32	$24.22

Total Return(c)	(5.88)%		3.98%	30.81%	(9.57)%	(1.71)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$107,603		$50,958	$43,778	$37,309	$30,280

Ratio of Expenses to Average Net Assets(d)	0.00	%(e)	0.00%	0.00%	0.00%	0.00	%(e)
Ratio of Net Investment Income/(Loss) to Average Net Assets(f)	3.19	%(e)	5.78%	1.77%	2.74%	2.55	%(e)
Portfolio Turnover(c)(g)	55%		26%	50%	88%	0%

(a)	Inception date September 7, 2018.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Expense ratios do not include expenses of the underlying funds.
(e)	Annualized.
(f)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underling investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	51

Cambria Cannabis ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Year Ended April 30, 2021	Period Ended April 30, 2020 (a)
Net Asset Value, Beginning of Year/Period	$9.89		$18.86	$11.30	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.11		0.25	0.47	0.70
Net Realized and Unrealized Gain (Loss) on Investments	(2.44)		(8.87)	7.63	(13.87)
Total from Operations	(2.33)		(8.62)	8.10	(13.17)

Distributions:
Distributions from Net Investment Income	(0.09)		(0.35)	(0.54)	(0.52)
Distributions from Net Realized Gains	–		–	–	(0.01)
Total Distributions	(0.09)		(0.35)	(0.54)	(0.53)

Net Asset Value, End of Year/Period	$7.47		$9.89	$18.86	$11.30

Total Return(c)	(23.57)%		(46.49)%	73.84%	(53.04)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$14,202		$19,780	$38,671	$9,038

Ratio of Expenses to Average Net Assets Including Waivers	0.42	%(d)	0.42%	0.42%	0.42	%(d)
Ratio of Expenses to Average Net Assets Excluding Waivers	0.59	%(d)	0.59%	0.59%	0.59	%(d)
Ratio of Net Investment Income/(Loss) to Average Net Assets	2.74	%(d)	1.80%	2.94%	6.20	%(d)
Portfolio Turnover(c)(e)	13%		46%	8%	4%

(a)	Inception date July 24, 2019
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
52	www.cambriafunds.com

Cambria Global Real Estate ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	Period Ended April 30, 2021(a)
Net Asset Value, Beginning of Year/Period	$29.76		$31.66	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	1.03		0.56	0.56
Net Realized and Unrealized Gain (Loss) on Investments	(5.15)		0.99 (f)	6.51
Total from Operations	(4.12)		1.55	7.07

Distributions:
Distributions from Net Investment Income	(0.61)		(2.76)	(0.41)
Distributions from Net Realized Gains	–		(0.49)	–
Return of Capital	–		(0.20)	–
Total Distributions	(0.61)		(3.45)	(0.41)
Net Asset Value, End of Year/Period	$25.03		$29.76	$31.66

Total Return(c)	(13.82)%		4.70%	28.40%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$20,024		$23,809	$14,245

Ratio of Expenses to Average Net Assets	0.59	%(d)	0.59%	0.59	%(d)
Ratio of Net Investment Income/(Loss) to Average Net Assets	7.67	%(d)	3.00%	3.19	%(d)
Portfolio Turnover(c)(e)	62%		120%	51%

(a)	Inception date September 23, 2020.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2022	53

Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as an open–end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of multiple exchange traded funds (“ETFs”). These financial statements relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Global Tail Risk ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF, Cambria Cannabis ETF and Cambria Global Real Estate ETF (each, a “Fund” and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified and actively managed.

The investment objective of the Cambria Shareholder Yield ETF is to seek income and capital appreciation. The Fund inception date is May 13, 2013.

The investment objective of the Cambria Foreign Shareholder Yield ETF is to seek income and capital appreciation. The Fund inception date is December 2, 2013.

The investment objective of the Cambria Global Value ETF is to seek income and capital appreciation. The Fund inception date is March 11, 2014.

The investment objective of the Cambria Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Fund inception date is November 3, 2014.

The investment objective of the Cambria Global Asset Allocation ETF is to seek income and capital appreciation. The Fund inception date is December 9, 2014.

The investment objective of the Cambria Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Fund inception date is September 8, 2015.

The investment objective of the Cambria Global Tail Risk ETF is to seek income and capital appreciation. The Fund inception date is February 22, 2016.

The investment objective of the Cambria Emerging Shareholder Yield ETF is to seek income and capital appreciation. The Fund inception date is July 13, 2016.

The investment objective of the Cambria Tail Risk ETF is to seek to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Fund inception date is April 5, 2017.

The investment objective of the Cambria Trinity ETF is to seek income and capital appreciation. The Fund inception date is September 7, 2018.

The investment objective of the Cambria Cannabis ETF is to seek capital appreciation from investments in the global equity markets that have exposure to the broad cannabis industry. The Fund inception date is July 24, 2019.

The investment objective of the Cambria Global Real Estate ETF is to seek income and capital appreciation. The Fund inception date is September 23, 2020.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value ("NAV"). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

54	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

Security Valuation —Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third–party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third–party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker–supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third–party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Futures are valued at the settlement price established for the business day by the board of trade on which they are traded. Settlement prices for financial futures are provided by an independent pricing agent.

Options are valued at the mean between the last bid and ask prices reported from the options exchange on which such options are listed. If there is no reported sale, long options positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Board has designated the Adviser serve as its "Valuation Designee" and perform fair value determinations on behalf of all series of the Trust, subject to the Board's supervision and direction. The following securities may be fair valued by the Valuation Designee: (1) securities for which market quotations are insufficient or not readily available, (2) securities for which, in the judgment of the Valuation Designee, the prices or values do not represent the fair value of the instrument, and (3) securities deemed to be illiquid. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de–listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government–imposed restrictions. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the current price at which the asset may be sold. Fair value estimates are based on judgments regarding the current economic environment, financial reports, credit, collateral and other such factors.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As of September 8, 2022, the Funds’ valuation policies and procedures, including its fair valuation methodologies, were revised in response to the Commission's adoption of Rule 2a-5 under the 1940 Act.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

Semi-Annual Report | October 31, 2022	55

Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.

Futures Contracts — Consistent with its investment objective and strategies, Cambria Value and Momentum ETF utilized futures contracts during the year ended October 31, 2022. The Fund’s investment in futures contracts is designed to enable the Fund to more closely approximate the performance of its benchmark index. Cambria Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Cambria Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. A margin deposit was made upon entering into futures contracts and is included in Cash at Broker for futures contracts on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that Cambria Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Fund’s policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as Cambria Value and Momentum ETF does not have a master netting agreement with the counterparty to the futures contracts. Refer to the Cambria Value and Momentum ETF Schedule of Investments for details regarding open future contracts as of October 31, 2022. The fair value of equity futures contracts held in the Fund can be found on the Statements of Assets and Liabilities under the captions variation margin receivable/payable. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) of futures contracts are reported in the Cambria Value and Momentum ETF Schedule of Investments. Realized gains or losses on equity rate futures contracts related to the Fund is recognized on the Statements of Operations as part of net realized gain (loss) on futures contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as net change in unrealized gain (loss) on futures contracts.

Options Written/Purchased — The Cambria Value and Momentum ETF, Cambria Tail Risk ETF, and Cambria Global Tail Risk ETF may invest in equity options contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. In particular, (1) the Cambria Value and Momentum ETF may use options to hedge up to 100% of the value of its long portfolio in an attempt to avoid overvalued and downtrending markets, (2) the Cambria Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of domestic equities over rolling one–month periods, and (3) the Cambria Global Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of global ex-U.S. equities on a month-by-month basis. A Fund may also invest in equity option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

56	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

The Cambria Tail Risk ETF and Cambria Global Tail Risk ETF had options contracts as of October 31, 2022, as disclosed in the Fund’s Schedule of Investments. Any realized and change in unrealized gains or losses can be found on the Statements of Operations.

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location*	Fair Value	Statements of Assets and Liabilities Location*	Fair Value
Cambria Value and Momentum ETF
Equity Risk (Futures Contracts)	Unrealized appreciation on futures contracts	N/A	Unrealized depreciation on futures contracts	$1,553,058	*
Total		$–		$1,553,058

Cambria Global Tail Risk ETF
Equity Contracts (Purchased Options)	Investments, at value	$783,360	Investments, at value	N/A
Total		$783,360		$–

Cambria Tail Risk ETF
Equity Contracts (Purchased Options)	Investments, at value	$35,799,635	Investments, at value	N/A
Total		$35,799,635		$–

*	Includes cumulative appreciation/depreciation on futures contracts as reported on the Schedules of Investments. Only current day's variation margin for futures contracts are reported within the Statements of Assets and Liabilities.

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Cambria Value and Momentum ETF
Equity Risk (Futures Contracts)	Net Realized Loss on Futures Contracts/ Net change in Unrealized Appreciation on Futures Contracts	2,429,527	(2,823,410)
Total		$2,429,527	$(2,823,410)

Cambria Global Tail Risk ETF
Equity Contracts (Purchased Options)	Net realized Loss on Purchased Options/ Net Change in Unrealized Depreciation on Purchased Options	563,090	(173,406)
Total		$563,090	$(173,406)

Cambria Tail Risk ETF
Equity Contracts (Purchased Options)	Net realized Loss on Purchased Options/ Net Change in Unrealized Depreciation on Purchased Options	10,520,096	(17,866,945)
Total		$10,520,096	$(17,866,945)

Semi-Annual Report | October 31, 2022	57

Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

The average purchased option contracts’ notional amount during the period ended October 31, 2022 for Cambria Global Tail Risk ETF is $8,474,174, and for Cambria Tail Risk ETF is $892,147,225.

Federal Income Taxes — The Funds intend to qualify as “regulated investment companies” under Sub–chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more–likely–than–not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more–likely–than–not threshold are recorded as a tax benefit or expense in the current period.

The Funds did not record any tax provisions in the current year. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on–going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Organizational and Offering Expenses — All organizational and offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the financial statements.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Dividend income received from the underlying funds is recognized on the ex–dividend date and is recorded as dividend income in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex–dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex–dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends and foreign capital gains tax have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.

Foreign Taxes — The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distributes their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex–dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called creation units (“Creation Units”). Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

The distributor has entered into participant agreements with certain broker–dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Fund.

58	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the year/period ended October 31, 2022

	Creation Unit Shares	Creation Fee	Value	Redemption Fee	Variable Charge
Cambria Shareholder Yield ETF	50,000	$700	$3,013,500	$700	None
Cambria Foreign Shareholder Yield ETF	50,000	2,500	1,068,500	2,500	Up to 2.0%
Cambria Global Value ETF	50,000	3,500	873,000	3,500	Up to 2.0%
Cambria Global Momentum ETF	50,000	500	1,444,000	500	Up to 2.0%
Cambria Global Asset Allocation ETF	50,000	500	1,302,000	500	None
Cambria Value and Momentum ETF	50,000	700	1,396,500	700	None
Cambria Global Tail Risk ETF	50,000	500	1,087,500	1,500	Up to 2.0%
Cambria Emerging Shareholder Yield ETF	50,000	3,500	1,236,000	3,500	Up to 2.0%
Cambria Tail Risk ETF	50,000	500	773,500	500	None
Cambria Trinity ETF	50,000	250	1,251,000	250	None
Cambria Cannabis ETF	50,000	500	373,500	500	Up to 2.0%
Cambria Global Real Estate ETF	50,000	1,500	1,251,500	1,500	Up to 2.0%

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in–kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark–to–market value of the missing Deposit Securities. Amounts are disclosed as segregated cash balances with authorized participants for deposit securities and Payable for collateral upon return of deposit securities on the Statements of Assets and Liabilities.

Illiquid Securities — A security is considered illiquid if the Fund reasonably expects that the investment cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash and cash equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds has the right to set off the amounts owed with the amounts owed by the other party, the Funds intends to set off, and the Funds right of setoff is enforceable at law.

As of October 31, 2022, the Funds’ financial instruments and derivative instruments are not subject to a master netting arrangement. See Note 9 for offsetting related to securities lending.

4. RELATED PARTIES

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund’s investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pay the Investment Adviser, on a monthly basis, an annual advisory fee based on their average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%, excluding the Cambria Global Asset Allocation ETF and Cambria Trinity ETF, neither of which is charged an advisory fee.

Semi-Annual Report | October 31, 2022	59

Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

With respect to each Fund, except the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds, except for the advisory fee, payments under each Fund’s 12b–1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b–1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF may pay up to 0.10% in custody fees. The Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Cambria Cannabis ETF has agreed to waive 0.17% of its advisory fee, on an annualized basis, through at least August 31, 2023, unless otherwise terminated by the Board. The waived fees are not eligible for recapture by the Investment Adviser.

Additionally, the Investment Adviser earned $69,355 in management fees from the Cambria Global Momentum ETF related to the Fund’s investment in affiliated funds, Cambria Value and Momentum ETF, Cambria Emerging Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Shareholder Yield ETF, and Cambria Global Real Estate ETF.

Administrator, Custodian and Transfer Agent — ALPS Fund Services, Inc. (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and a Transfer Agency Services Agreement.

Distribution Agreement — ALPS Distributors Inc., an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b–1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year for certain distribution–related activities. However, no such fee is currently paid by the Funds, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

Certain officers and trustees of the Funds during and as of the period ended October 31, 2022 are officers/employees of the Investment Adviser, the Administrator, or ALPS Distributors Inc.

5. INVESTMENT TRANSACTIONS

For the period ended October 31, 2022, the purchases and sales of investments in securities, excluding in–kind transactions, long–term U.S. Government and short–term securities, were:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cambria Shareholder Yield ETF	$128,651,188	$120,325,422
Cambria Foreign Shareholder Yield ETF	20,561,460	19,302,468
Cambria Global Value ETF	56,319,791	53,900,637
Cambria Global Momentum ETF	187,156,457	187,248,773
Cambria Global Asset Allocation ETF	–	330,319
Cambria Value and Momentum ETF	25,561,677	20,012,609
Cambria Global Tail Risk ETF	2,855,995	1,585,452
Cambria Emerging Shareholder Yield ETF	43,648,398	29,768,167
Cambria Tail Risk ETF	–	–
Cambria Trinity ETF	37,390,028	36,578,783
Cambria Cannabis ETF	1,800,800	1,590,852
Cambria Global Real Estate ETF	11,058,840	11,054,541

For the period ended October 31, 2022, the Cambria Tail Risk ETF had purchases and sales of U.S. Government securities of $122,846,100, and $133,769,391, respectively.

60	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

For the period ended October 31, 2022, in–kind transactions associated with creations and redemptions were:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Net Realized Gain/(Loss)
Cambria Shareholder Yield ETF	$139,024,519	$34,630,978	$5,683,765
Cambria Foreign Shareholder Yield ETF	27,248,644	–	–
Cambria Global Value ETF	11,800,324	8,406,714	741,988
Cambria Global Momentum ETF	109,638,294	10,051,619	991,533
Cambria Global Asset Allocation ETF	1,354,736	1,362,554	147,377
Cambria Value and Momentum ETF	70,337,147	998,030	179,289
Cambria Emerging Shareholder Yield ETF	8,988,971	1,295,365	175,040
Cambria Tail Risk ETF	12,030,111	25,414,498	(1,022,894)
Cambria Trinity ETF	59,330,062	–	–
Cambria Cannabis ETF	–	781,973	(167,444)
Cambria Global Real Estate ETF	8,018,415	8,939,543	415,806

6. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investments could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are subject to the principal risks set forth in their prospectuses under the heading ‘‘Principal Risks.’’ Some of these risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, or ability to meet its investment objective, are set forth below.

Cannabis Industry Risk — Cannabis Companies are subject to various laws and regulations that may differ at the local and federal level. These laws and regulations may significantly affect a Cannabis Company’s ability to secure financing, impact the market for cannabis industry sales and services, and set limitations on marijuana use, production, transportation, and storage. Cannabis Companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, Cannabis Companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries. The Cambria Cannabis ETF invests in publicly–traded Cannabis Companies primarily listed and traded on a national securities exchange that operates in a jurisdiction where the Cannabis Companies’ cannabis–related business activities are legal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

Cash Redemption Risk — A Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in–kind. As a result, such Fund may be less tax efficient if it includes such a cash payment than if the in–kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in–kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Commodity Investing Risk. Investing in commodity–related companies may subject a Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments.

Semi-Annual Report | October 31, 2022	61

Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

Cyber Security Risk — Each Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber–attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial–of–service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third–party service providers, including Cambria, the custodian, and the transfer agent, may subject the Fund to many of the same risks associated with direct cyber security breaches and adversely impact the Fund. For instance, cyber–attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. Cyber security breaches of market makers, Authorized Participants, or the issuers of securities in which the Fund invests could also have material adverse consequences on the Fund’s business operations and cause financial losses for the Fund and its shareholders. While the Fund and its service providers have established business continuity plans and risk management systems designed to address cyber security risks, prevent cyber-attacks and mitigate the impact of cyber security breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cyber security protections put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.

Depositary Receipts Risk — The risks of investments in depositary receipts are substantially similar to the risks of investing directly in foreign securities. In addition, depositary receipts may not track the price of or may be less liquid than their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk — Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, indexes, rates or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on Fund performance. The successful use of derivatives generally depends on the ability to predict market movements. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce a Fund’s return. A Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Emerging Markets Risk — Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Equity Investing Risk — The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Exchange-Traded Products (“ETP”) and Investment Companies Risk — The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, a Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Fixed Income Risk — A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase.

Foreign Investment Risk — Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities by a Fund are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

62	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

Futures Contracts Risk — Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

Geographic Investment Risk – To the extent a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Hedging Risk – Options used by a Fund to offset its exposure to tail risk or reduce volatility may not perform as intended. There can be no assurance that a Fund’s put option strategy will be effective. It may expose a Fund to losses, e.g., option premiums, to which it would not have otherwise been exposed if it only invested, directly or indirectly, in U.S. government bonds and ex-U.S. sovereign bonds. Further, the put option strategy may not fully protect a Fund against declines in the value of its portfolio securities.

High Yield Securities Risk — High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Inflation-Protected Security Risk — Inflation-protected securities, such as Treasury inflation-protected securities (TIPS), provide protection against inflation. Inflation-protected securities typically decrease in value when real interest rates rise and increase in value when real interest rates fall.

Interest Rate Risk — The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

International Closed-Market Trading Risk — Because a Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk — An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk — A Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Liquidity Risk — A Fund may purchase options and fixed income securities that may be less liquid than other types of investments. The options and fixed income securities purchased by a Fund may not always be liquid. This could have a negative effect on a Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk — The Funds are all actively managed and use proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that a Fund will achieve its investment objective. This could result in a Fund’s underperformance compared to other funds with similar investment objectives.

Market Events Risk — Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events — The respiratory illness COVID-19 has spread worldwide for over two years, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Many instruments experienced reduced liquidity for periods of time. Some sectors of the economy and individual issuers experienced particularly large losses as a result of the pandemic and public safety measures enacted to mitigate the spread of the virus. Although, some global economies have re-opened in recent months, others have struggled to control the spread of the virus and re-open their economies. As a result, the impact of COVID-19 may continue to be felt by global markets, economic sectors, and individual issuers for an extended period of time, which, in turn, may continue to affect adversely the value and liquidity of the Fund’s investments.

Semi-Annual Report | October 31, 2022	63

Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

In addition, Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. While the extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, the war in Ukraine could result in significant market disruptions, including in certain industries or sectors, and may negatively affect global supply chains, inflation and global growth.

Options Risk — Options are subject to correlation risk because there may be an imperfect correlation between the prices of options and movements in the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them. The success of the Fund’s investment in options depends upon many factors, such as the price of the options which is a function of various factors that may change rapidly over time. If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in its pursuit. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an over–the–counter options transaction.

Portfolio Turnover Risk — Because the Cambria Tail Risk ETF and Cambria Global Tail Risk ETF “turn over” their put options every month, the Funds will incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund’s performance to be less than you expect. While the turnover of the put options is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Cambria Tail Risk ETF and Cambria Global Tail Risk ETF is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). Other Funds' strategies may also result in high portfolio turnover rates.

Premium-Discount Risk — The shares may trade above or below their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the Exchange. The trading price of shares may deviate significantly from NAV during periods of market volatility. Cambria cannot predict whether shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However, given that shares can be purchased and redeemed in large blocks of shares, called Creation Units (unlike shares of closed–end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund’s portfolio holdings are fully disclosed on a daily basis, Cambria believes that large discounts or premiums to the NAV of shares should not be sustained, but that may not be the case.

Quantitative Security Selection Risk — Cambria uses quantitative techniques to generate investment decisions and select stocks, and a Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on a Fund and its shareholders.

Real Estate Investments Risk — The Cambria Global Real Estate ETF's investments are concentrated in real estate-related industries, and the Fund may be susceptible to loss due to adverse occurrences affecting these industries. Investments in real estate are subject to certain risks, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The availability of mortgages and changes in interest rates may also affect real estate values.

Real Estate Investment Trust "REIT" Risk. In addition to the risks associated with the direct ownership of real estate and real estate–related securities, REITs are subject to additional risks, including those related to adverse governmental actions, and the performance of a REIT may be affected by its failure to qualify for tax–free pass through of income or its failure to maintain exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self–liquidations. As a result, investments in REITs may be volatile. REITs also have their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

64	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

Secondary Market Trading Risk — Investors buying or selling shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Further, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Sector Risk — To the extent that a Fund invests a significant portion of its assets in a particular sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Small and Medium Capitalization Company Risk — Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Investment Risk — A Fund may consider certain value metrics when selecting stocks for inclusion in its portfolio and, as a result, the Fund may underperform when the market favors stocks with growth characteristics or a non-value investment approach. Value investments are subject to the risk that their intrinsic value may never be realized by the market.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third–party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to redemption in kind transactions and net operating loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Semi-Annual Report | October 31, 2022	65

Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

For tax purposes, short term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the fiscal year or period ending April 30, 2022, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cambria Shareholder Yield ETF	$6,890,165	$1,374,896	$–
Cambria Foreign Shareholder Yield ETF	2,195,125	–	–
Cambria Global Value ETF	4,429,824	–	–
Cambria Global Momentum ETF	2,629,099	–	137,036
Cambria Global Asset Allocation ETF	3,290,869	–	–
Cambria Value and Momentum ETF	252,960	–	–
Cambria Emerging Shareholder Yield ETF	4,467,930	1,310,258	–
Cambria Tail Risk ETF	2,160,957	–	–
Cambria Trinity ETF	2,670,015	66,315	–
Cambria Cannabis ETF	724,710	–	–
Cambria Global Real Estate ETF	1,625,722	291,112	115,789

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency held by the Funds at October 31, 2022, were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Cambria Shareholder Yield ETF	$57,785,657	$(70,834,973)	$(13,049,316)	$626,730,058
Cambria Foreign Shareholder Yield ETF	3,224,196	(16,917,779)	(13,693,583)	92,379,273
Cambria Global Value ETF	5,253,996	(31,009,904)	(25,755,908)	117,264,129
Cambria Global Momentum ETF	2,858,259	(3,291,324)	(433,065)	173,275,871
Cambria Global Asset Allocation ETF	3,122,477	(7,059,415)	(3,936,938)	45,011,366
Cambria Value and Momentum ETF	13,157,650	(3,584,097)	9,573,553	5,858,018
Cambria Global Tail Risk ETF	(113,117)	(529,067)	(642,184)	5,361,294
Cambria Emerging Shareholder Yield ETF	4,982,085	(33,440,339)	(28,458,254)	121,518,755
Cambria Tail Risk ETF	(17,612,728)	(57,027,713)	(74,640,441)	393,366,573
Cambria Trinity ETF	2,325,848	(5,678,753)	(3,352,905)	109,573,199
Cambria Cannabis ETF	612,460	(17,769,078)	(17,156,618)	30,360,139
Cambria Global Real Estate ETF	932,910	(2,500,213)	(1,567,303)	20,896,184

9. SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with Brown Brothers Harriman & Co., (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the respective Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the then market value of domestic loaned securities and 105% of the value of foreign equity securities. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because of adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of that Fund.

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Cambria ETF Trust	Notes to Financial Statements
October 31, 2022 (Unaudited)

Cash collateral received in connection with securities lending of each applicable Fund is invested in Fidelity Investments Money Market Treasury Portfolio Institutional Class and is presented on the Schedules of Investments.

Securities lending transactions are entered into by a Fund under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from a Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight and continuous maturities and non-cash collateral, if any, which would be subject to offset as of October 31, 2022:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Net Amount
Cambria Shareholder Yield ETF	$17,412,667	$17,412,667	$–
Cambria Foreign Shareholder Yld ETF	1,741,050	1,741,050	–
Cambria Global Value ETF	946,017	946,017	–
Cambria Global Momentum ETF	10,432,169	10,432,169	–
Cambria Global Asset Allocation ETF	7,803,525	7,803,525	–
Cambria Value And Momentum ETF	2,990,809	2,990,809	–
Cambria Emrging Shareholder Yld ETF	2,128,614	2,128,614	–
Cambria Global Tail Risk ETF	306,816	306,816	–
Cambria Cannabis ETF	2,092,867	2,092,867	–
Cambria Global Real Estate ETF	217,080	217,080	–

(1)	Excess collateral (received) in connection with the above securities lending transactions is not shown for financial reporting purposes. The value of loaned securities and related collateral outstanding at October 31, 2022 are shown in each Fund’s Schedule of Investments.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

Semi-Annual Report | October 31, 2022	67

Cambria ETF Trust	Disclosure of Fund Expenses
October 31, 2022 (Unaudited)

All ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management and brokerage fees. It is important for you to understand the impact of these costs on your investment returns. Shareholder may incur brokerage commissions on their purchase and sales of Fund Shares, which are not reflected in the examples below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples do not reflect any brokerage commissions that you may pay on purchases and sales of Shares. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2022 to October 31, 2022).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expense Ratio(a)	Expenses Paid During period May 1, 2022 - October 31, 2022(b)
Cambria Shareholder Yield ETF
Actual	$1,000.00	$1,003.10	0.59%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Foreign Shareholder Yield ETF
Actual	$1,000.00	$856.90	0.59%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Global Value ETF
Actual	$1,000.00	$889.60	0.71%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.71%	$3.62

Cambria Global Momentum ETF
Actual	$1,000.00	$925.50	0.59%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

68	www.cambriafunds.com

Cambria ETF Trust	Disclosure of Fund Expenses
October 31, 2022 (Unaudited)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expense Ratio(a)	Expenses Paid During period May 1,2022 - October 31, 2022(b)
Cambria Global Asset Allocation ETF
Actual	$1,000.00	$924.00	–%	$–
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	–%	$–

Cambria Value and Momentum ETF
Actual	$1,000.00	$1,071.10	0.63%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21

Cambria Global Tail Risk ETF
Actual	$1,000.00	$998.60	0.59%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Emerging Shareholder Yield ETF
Actual	$1,000.00	$860.60	0.65%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31

Cambria Tail Risk ETF
Actual	$1,000.00	$921.10	0.59%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Trinity ETF
Actual	$1,000.00	$941.20	–%	$–
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	–%	$–

Cambria Cannabis ETF
Actual	$1,000.00	$764.30	0.42%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	0.42%	$2.14

Cambria Global Real Estate ETF
Actual	$1,000.00	$861.80	0.59%	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2022	69

Cambria ETF Trust	Supplemental Information
October 31, 2022 (Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund generally fluctuates in response to changes in its NAV, as well as market supply and demand. The data represented in the table below represents past performance and cannot be used to predict future results.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of a NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

	Market Price One Year Total Return	Market Price, End of Period
Cambria Shareholder Yield ETF	-0.97%	$60.32
Cambria Foreign Shareholder Yield ETF	-17.43%	21.43
Cambria Global Value ETF	-22.84%	17.52
Cambria Global Momentum ETF	-1.67%	28.94
Cambria Global Asset Allocation ETF	-13.09%	26.06
Cambria Value and Momentum ETF	13.23%	28.12
Cambria Global Tail Risk ETF	-2.87%	21.62
Cambria Emerging Shareholder Yield ETF	-24.86%	24.83
Cambria Tail Risk ETF	-13.27%	15.48
Cambria Trinity ETF	-5.49%	25.08
Cambria Cannabis ETF	-43.36%	7.50
Cambria Global Real Estate ETF	-14.64%	24.98

FUND PROXY VOTING POLICIES & PROCEDURES

The Funds’ policies and procedures used to determine how to vote proxies relating to portfolio securities are available, without charge and upon request, by calling 855–ETF–INFO (383–4636). This information is also available on the SEC’s website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12–month period ended June 30, is also available without charge and upon request, by calling 855–ETF–INFO (383–4636) or accessing the Trust’s Forms N–PX on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

Quarterly holdings as of the first and third fiscal quarters are available on the Funds’ website at www.cambriafunds.com. The Funds file complete schedules of their portfolio holdings with the SEC for the first and third fiscal quarters on Form N-PORT. Copies of the Funds’ Form N-PORT reports are available, without charge and upon request, by calling 855–ETF–INFO (383–4636). This information is also available on the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the most recently completed calendar quarters since that year end (or the life of the Fund, if shorter) are available on the Funds’ website at www.cambriafunds.com.

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Investment Adviser:

Cambria Investment Management, L.P.

3300 Highland Ave
Manhattan Beach, CA 90266

Distributor:

ALPS Distributors Inc.

1290 Broadway Suite 1000

Denver, CO 80203

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio, 44115

This information must be preceded or accompanied by a current prospectus.

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith as Ex. 99.Cert.

(a)(3)	None.

(a)(4)	None.

(b)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are filed herewith as Ex 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

	(Registrant)	Cambria ETF Trust

By:	(Signature and Title)	/s/ Mebane Faber
Mebane Faber
President

Date:	January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)	/s/ Mebane Faber
Mebane Faber
President

Date:	January 6, 2023

By:	(Signature and Title)	/s/ Ryan Johanson
Ryan Johanson
Principal Financial Officer

Date:	January 6, 2023